A U D I T E D F I N A N C I A L S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account H

December 31, 2020

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John Hancock Life Insurance Company (U.S.A.)

Separate Account H

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account H

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account H

500 Index Fund Series I	Health Sciences Trust Series II

500 Index Fund Series II	High Yield Trust Series I

500 Index Fund Series NAV	High Yield Trust Series II

Active Bond Trust Series I	International Equity Index Series I

Active Bond Trust Series II	International Equity Index Series II

American Asset Allocation Trust Series I	International Equity Index Series NAV

American Asset Allocation Trust Series II	International Small Company Trust Series I

American Asset Allocation Trust Series III	International Small Company Trust Series II

American Global Growth Trust Series II	Investment Quality Bond Trust Series I

American Global Growth Trust Series III	Investment Quality Bond Trust Series II

American Growth Trust Series II	Lifestyle Aggressive Portfolio Series I

American Growth Trust Series III	Lifestyle Aggressive Portfolio Series II

American Growth-Income Trust Series I	Lifestyle Balanced Portfolio Series I

American Growth-Income Trust Series II	Lifestyle Balanced Portfolio Series II

American Growth-Income Trust Series III	Lifestyle Conservative Portfolio Series I

American International Trust Series II	Lifestyle Conservative Portfolio Series II

American International Trust Series III	Lifestyle Growth Portfolio Series I

Basic Value Focus	Lifestyle Growth Portfolio Series II

Blue Chip Growth Trust Series I	Lifestyle Growth Portfolio Series NAV

Blue Chip Growth Trust Series II	Lifestyle Moderate Portfolio Series I

Capital Appreciation Trust Series I	Lifestyle Moderate Portfolio Series II

Capital Appreciation Trust Series II	Managed Volatility Aggressive Portfolio Series I

Capital Appreciation Value Trust Series II	Managed Volatility Aggressive Portfolio Series II

Core Bond Trust Series I	Managed Volatility Balanced Portfolio Series I

Core Bond Trust Series II	Managed Volatility Balanced Portfolio Series II

Disciplined Value International Trust Series I	Managed Volatility Conservative Portfolio Series I

Disciplined Value International Trust Series II	Managed Volatility Conservative Portfolio Series II

DWS Equity 500 Index	Managed Volatility Growth Portfolio Series I

Emerging Markets Value Trust Series II	Managed Volatility Growth Portfolio Series II

Emerging Markets Value Trust Series NAV	Managed Volatility Growth Portfolio Series NAV

Equity Income Trust Series I	Managed Volatility Moderate Portfolio Series I

Equity Income Trust Series II	Managed Volatility Moderate Portfolio Series II

Financial Industries Trust Series I	Mid Cap Index Trust Series I

Financial Industries Trust Series II	Mid Cap Index Trust Series II

Fundamental All Cap Core Trust Series II	Mid Cap Stock Trust Series I

Fundamental Large Cap Value Trust Series I	Mid Cap Stock Trust Series II

Fundamental Large Cap Value Trust Series II	Mid Value Trust Series I

Global Allocation	Mid Value Trust Series II

Global Trust Series I	Money Market Trust Series I

Global Trust Series II	Money Market Trust Series II

Health Sciences Trust Series I	Money-Market Trust Series NAV

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account H

Opportunistic Fixed Income Trust Series I	Small Cap Stock Trust Series I

Opportunistic Fixed Income Trust Series II	Small Cap Stock Trust Series II

PIMCO All Asset	Small Cap Value Trust Series I

Real Estate Securities Trust Series I	Small Cap Value Trust Series II

Real Estate Securities Trust Series II	Small Company Value Trust Series I

Science & Technology Trust Series I	Small Company Value Trust Series II

Science & Technology Trust Series II	Strategic Income Opportunities Trust Series I

Select Bond Trust Series I	Strategic Income Opportunities Trust Series II

Select Bond Trust Series II	Total Bond Market Series Trust NAV

Short Term Government Income Trust Series I	Total Bond Market Trust Series II

Short Term Government Income Trust Series II	Total Stock Market Index Trust Series I

Small Cap Index Trust Series I	Total Stock Market Index Trust Series II

Small Cap Index Trust Series II	Ultra Short Term Bond Trust Series I

Small Cap Opportunities Trust Series I	Ultra Short Term Bond Trust Series II

Small Cap Opportunities Trust Series II	Value Opportunities

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	500 Index Fund Series I	500 Index Fund Series II	500 Index Fund Series NAV	Active Bond Trust Series I	Active Bond Trust Series II	American Asset Allocation Trust Series I

Total Assets

Investments at fair value	$148,171,180	$63,007,091	$193,699,071	$24,963,419	$134,054,358	$115,923,490

Units outstanding	4,338,902	1,952,905	5,503,957	1,110,855	6,336,500	4,604,947

Unit value	$34.15	$32.26	$35.19	$22.47	$21.16	$25.17

Shares	3,439,443	1,462,221	4,497,308	2,414,257	12,939,610	9,455,423

Cost	$98,167,901	$46,467,108	$108,976,029	$23,644,935	$127,211,637	$121,474,287

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Asset Allocation Trust Series II	American Asset Allocation Trust Series III	American Global Growth Trust Series II	American Global Growth Trust Series III	American Growth Trust Series II	American Growth Trust Series III

Total Assets

Investments at fair value	$888,734,443	$124,837,725	$161,922,073	$31,935,410	$631,753,804	$102,290,185

Units outstanding	36,881,169	4,202,841	4,896,306	803,752	9,062,761	1,953,525

Unit value	$24.10	$29.70	$33.07	$39.73	$69.71	$52.36

Shares	72,490,575	10,174,224	8,236,118	1,616,983	27,384,213	4,410,961

Cost	$898,070,772	$127,263,617	$124,077,112	$24,065,482	$489,260,248	$78,824,499

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Growth- Income Trust Series I	American Growth- Income Trust Series II	American Growth- Income Trust Series III	American International Trust Series II	American International Trust Series III	Basic Value Focus

Total Assets

Investments at fair value	$110,630,818	$448,300,793	$207,202,763	$274,987,974	$37,552,838	$3,801,122

Units outstanding	2,316,917	10,493,324	5,724,055	7,899,256	1,772,570	74,575

Unit value	$47.75	$42.72	$36.20	$34.81	$21.19	$50.97

Shares	6,971,066	28,391,437	13,089,246	12,855,913	1,759,739	281,148

Cost	$115,765,708	$457,408,385	$213,714,785	$230,645,422	$31,411,959	$3,891,959

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II	Core Bond Trust Series I

Total Assets

Investments at fair value	$281,322,858	$130,587,339	$196,184,567	$77,120,741	$268,576,891	$61,027,103

Units outstanding	3,051,706	2,083,670	4,197,038	1,156,226	8,471,997	3,183,979

Unit value	$92.19	$62.67	$46.74	$66.70	$31.70	$19.17

Shares	6,996,341	3,393,642	25,813,759	11,738,317	20,163,430	4,288,623

Cost	$226,443,437	$110,344,331	$164,696,472	$59,749,029	$237,829,565	$57,601,272

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Core Bond Trust Series II	DWS Equity 500 Index	Emerging Markets Value Trust Series II	Emerging Markets Value Trust Series NAV	Equity Income Trust Series I	Equity Income Trust Series II

Total Assets

Investments at fair value	$72,608,602	$12,882,761	$29,116,090	$1,416,288	$157,037,005	$101,646,229

Units outstanding	3,960,067	226,313	2,378,818	113,096	2,707,743	3,321,607

Unit value	$18.34	$56.92	$12.24	$12.52	$58.00	$30.60

Shares	5,106,090	515,723	3,010,971	146,614	11,387,745	7,419,433

Cost	$68,651,605	$9,327,360	$29,213,541	$1,453,523	$176,036,419	$111,435,618

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Financial Industries Trust Series I	Financial Industries Trust Series II	Fundamental All Cap Core Trust Series II	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series II	Global Allocation

Total Assets

Investments at fair value	$7,491,699	$11,294,035	$45,549,803	$187,209,581	$137,695,178	$256,269

Units outstanding	275,188	401,819	808,009	5,358,588	4,415,133	9,568

Unit value	$27.22	$28.11	$56.37	$34.94	$31.19	$26.78

Shares	585,747	891,400	1,515,296	7,458,549	5,446,803	13,203

Cost	$7,523,827	$11,259,920	$29,768,796	$133,825,349	$98,661,822	$219,469

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Opportunistic Fixed Income Trust Series I	Opportunistic Fixed Income Trust Series II	Global Trust Series I	Global Trust Series II	Health Sciences Trust Series I	Health Sciences Trust Series II

Total Assets

Investments at fair value	$23,520,323	$52,730,773	$246,986,185	$22,769,452	$55,264,926	$73,088,651

Units outstanding	672,682	2,390,243	10,891,045	1,001,522	507,410	700,307

Unit value	$34.96	$22.06	$22.68	$22.73	$108.92	$104.37

Shares	1,747,424	3,979,681	11,823,178	1,094,685	1,778,723	2,614,979

Cost	$22,214,149	$49,607,355	$223,113,406	$21,078,594	$45,022,297	$61,889,016

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	High Yield Trust Series I	High Yield Trust Series II	International Equity Index Series I	International Equity Index Series II	International Equity Index Series NAV	International Small Company Trust Series I

Total Assets

Investments at fair value	$52,470,397	$43,033,811	$16,341,810	$18,700,721	$10,546,738	$17,527,207

Units outstanding	2,579,046	1,721,715	876,692	1,033,039	716,913	755,959

Unit value	$20.34	$24.99	$18.64	$18.10	$14.71	$23.19

Shares	9,956,432	7,954,494	835,898	955,093	539,475	1,189,899

Cost	$52,899,622	$42,155,259	$14,206,499	$16,773,515	$8,417,209	$14,654,832

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	International Small Company Trust Series II	Disciplined Value International Trust Series I	Disciplined Value International Trust Series II	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series II	Lifestyle Aggressive Portfolio Series I

Total Assets

Investments at fair value	$11,734,366	$48,831,137	$40,835,450	$123,908,662	$65,360,407	$1,899,672

Units outstanding	528,343	2,344,292	1,851,428	5,425,325	3,146,836	89,886

Unit value	$22.21	$20.83	$22.06	$22.84	$20.77	$21.13

Shares	797,714	3,741,850	3,131,553	10,181,484	5,366,207	117,554

Cost	$10,436,047	$46,629,614	$39,082,329	$116,539,018	$61,108,891	$1,660,593

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Lifestyle Aggressive Portfolio Series II	Lifestyle Balanced Portfolio Series I	Lifestyle Balanced Portfolio Series II	Lifestyle Conservative Portfolio Series I	Lifestyle Conservative Portfolio Series II	Lifestyle Growth Portfolio Series I
Total Assets

Investments at fair value	$6,165,102	$30,797,250	$643,394,206	$13,934,701	$148,066,791	$217,971,904

Units outstanding	299,066	1,654,577	32,992,252	839,087	8,819,903	10,715,429

Unit value	$20.61	$18.61	$19.50	$16.61	$16.79	$20.34

Shares	381,740	1,877,881	39,159,720	965,676	10,246,837	12,252,496

Cost	$5,344,100	$28,167,506	$580,135,864	$13,312,084	$141,118,246	$199,371,282

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Lifestyle Growth Portfolio Series II	Lifestyle Growth Portfolio Series NAV	Lifestyle Moderate Portfolio Series I	Lifestyle Moderate Portfolio Series II	Managed Volatility Aggressive Portfolio Series I	Managed Volatility Aggressive Portfolio Series II
Total Assets

Investments at fair value	$4,945,661,936	$6,390,488	$11,799,235	$207,119,672	$31,225,266	$54,222,392

Units outstanding	239,969,870	374,692	658,188	11,072,016	1,227,748	2,237,748

Unit value	$20.61	$17.06	$17.93	$18.71	$25.43	$24.23

Shares	277,690,170	359,420	749,634	13,133,778	3,150,885	5,493,657

Cost	$4,508,553,102	$5,859,162	$10,816,363	$191,421,366	$32,329,622	$54,143,938

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Managed Volatility Balanced Portfolio Series I	Managed Volatility Balanced Portfolio Series II	Managed Volatility Conservative Portfolio Series I	Managed Volatility Conservative Portfolio Series II	Managed Volatility Growth Portfolio Series I	Managed Volatility Growth Portfolio Series II
Total Assets

Investments at fair value	$339,209,787	$4,116,531,110	$85,809,732	$754,903,335	$344,101,404	$5,699,153,573

Units outstanding	13,557,164	180,491,230	3,517,969	37,110,077	14,833,759	253,020,941

Unit value	$25.02	$22.81	$24.39	$20.34	$23.20	$22.52

Shares	29,091,748	355,793,527	7,384,659	65,529,803	28,603,608	475,722,335

Cost	$361,842,708	$4,311,529,343	$86,877,801	$764,904,909	$369,431,234	$5,900,214,137

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Managed Volatility Growth Portfolio Series NAV	Managed Volatility Moderate Portfolio Series I	Managed Volatility Moderate Portfolio Series II	Mid Cap Index Trust Series I	Mid Cap Index Trust Series II	Mid Cap Stock Trust Series I
Total Assets

Investments at fair value	$426,570	$124,146,188	$1,311,616,783	$80,889,468	$56,972,187	$181,366,030

Units outstanding	18,848	4,731,894	58,694,701	1,643,618	1,252,032	2,648,100

Unit value	$22.63	$26.24	$22.35	$49.21	$45.50	$68.49

Shares	35,400	10,851,940	115,662,856	3,790,509	2,686,101	6,919,726

Cost	$442,557	$133,929,283	$1,420,041,785	$79,462,703	$55,892,053	$120,651,127

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Mid Cap Stock Trust Series II	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust Series I	Money Market Trust Series II	Money-Market Trust Series NAV
Total Assets

Investments at fair value	$104,740,503	$41,568,753	$40,897,490	$20,396,038	$91,727,925	$4,323,622

Units outstanding	1,291,521	1,068,768	1,122,366	1,418,386	8,150,195	354,177

Unit value	$81.10	$38.89	$36.44	$14.38	$11.25	$12.21

Shares	4,373,299	4,083,375	4,013,493	20,396,038	91,727,925	4,323,622

Cost	$73,110,719	$42,605,473	$41,984,326	$20,396,038	$91,727,925	$4,323,622

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II	Science & Technology Trust Series I	Science & Technology Trust Series II	Select Bond Trust Series I
Total Assets

Investments at fair value	$7,004,238	$25,286,898	$27,194,781	$139,241,692	$71,737,232	$171,838,710

Units outstanding	309,023	422,779	624,222	1,919,986	864,591	10,572,429

Unit value	$22.67	$59.81	$43.57	$72.52	$82.97	$16.25

Shares	620,393	1,332,994	1,434,324	3,325,572	1,835,651	11,777,842

Cost	$6,489,775	$23,751,892	$26,581,733	$91,411,742	$54,567,345	$161,528,075

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Select Bond Trust Series II	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Index Trust Series I	Small Cap Index Trust Series II	Small Cap Opportunities Trust Series I
Total Assets

Investments at fair value	$378,742,067	$21,912,441	$24,221,853	$12,812,880	$30,199,582	$30,659,341

Units outstanding	25,399,718	1,747,177	2,003,023	306,083	717,999	677,163

Unit value	$14.91	$12.54	$12.09	$41.86	$42.06	$45.28

Shares	25,923,482	1,782,949	1,969,256	785,584	1,864,172	1,168,420

Cost	$359,302,521	$21,836,888	$24,259,056	$11,381,440	$26,331,092	$32,033,452

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Cap Opportunities Trust Series II	Small Cap Stock Trust Series I	Small Cap Stock Trust Series II	Small Cap Value Trust Series I	Small Cap Value Trust Series II	Small Company Value Trust Series I
Total Assets

Investments at fair value	$24,278,222	$1,195,763	$38,273,324	$615,774	$20,452,380	$36,719,753

Units outstanding	572,963	24,788	639,653	20,031	656,693	681,333

Unit value	$42.37	$48.24	$59.83	$30.74	$31.14	$53.89

Shares	947,998	100,316	3,517,769	41,889	1,402,770	3,480,545

Cost	$25,377,269	$925,407	$31,214,960	$759,857	$23,837,837	$44,686,985

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Company Value Trust Series II	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II	Total Bond Market Series Trust NAV	Total Bond Market Trust Series II	Total Stock Market Index Trust Series I
Total Assets

Investments at fair value	$36,282,955	$27,225,509	$29,989,703	$92,430,582	$75,639,911	$46,821,178

Units outstanding	861,340	1,059,889	1,257,028	6,252,370	5,470,526	1,310,418

Unit value	$42.12	$25.69	$23.86	$14.78	$13.83	$35.73

Shares	3,610,244	1,885,423	2,071,112	8,487,657	6,933,081	1,782,985

Cost	$44,264,413	$25,333,125	$28,040,937	$87,976,814	$74,090,405	$37,635,520

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Total Stock Market Index Trust Series II	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series II	Value Opportunities
Total Assets

Investments at fair value	$39,416,068	$12,300,488	$233,365,661	$3,036,733

Units outstanding	885,065	998,143	20,405,234	27,603

Unit value	$44.53	$12.32	$11.44	$110.01

Shares	1,508,460	1,073,341	20,363,496	110,789

Cost	$28,736,631	$12,366,999	$234,972,653	$2,399,203

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$2,398,680	$2,249,004	$905,889	$872,952	$3,253,546	$3,121,438
Expenses:
Mortality and expense risk and administrative charges	(1,948,786)	(1,980,345)	(922,752)	(934,665)	(1,827,602)	(1,884,214)

Net investment income (loss)	449,894	268,659	(16,863)	(61,713)	1,425,944	1,237,224

Realized gains (losses) on investments:
Capital gain distributions received	2,531,269	2,005,210	1,064,479	864,968	3,348,060	2,723,284
Net realized gain (loss)	6,278,342	5,704,366	4,662,859	4,608,325	17,719,634	19,015,002

Realized gains (losses)	8,809,611	7,709,576	5,727,338	5,473,293	21,067,694	21,738,286

Unrealized appreciation (depreciation) during the period	11,484,884	26,336,506	2,375,536	9,201,295	7,506,232	25,032,315

Net increase (decrease) in net assets from operations	20,744,389	34,314,741	8,086,011	14,612,875	29,999,870	48,007,825

Changes from principal transactions:
Purchase payments	229,091	231,436	49,632	76,750	123,416	167,393
Transfers between sub-accounts and the company	(3,962,282)	(1,700,094)	(1,560,968)	1,638,897	(6,098,492)	(11,373,603)
Withdrawals	(10,702,934)	(14,945,805)	(5,960,026)	(6,140,122)	(15,979,599)	(21,194,141)
Annual contract fee	(213,669)	(216,824)	(215,106)	(219,970)	(1,492,686)	(1,586,953)

Net increase (decrease) in net assets from principal transactions	(14,649,794)	(16,631,287)	(7,686,468)	(4,644,445)	(23,447,361)	(33,987,304)

Total increase (decrease) in net assets	6,094,595	17,683,454	399,543	9,968,430	6,552,509	14,020,521
Net assets at beginning of period	142,076,585	124,393,131	62,607,548	52,639,118	187,146,562	173,126,041

Net assets at end of period	$148,171,180	$142,076,585	$63,007,091	$62,607,548	$193,699,071	$187,146,562

	2020	2019	2020	2019	2020	2019
Units, beginning of period	4,842,937	5,483,417	2,242,750	2,418,409	6,219,636	7,467,644
Units issued	161,877	144,991	370,508	333,287	298,003	97,377
Units redeemed	(665,912)	(785,471)	(660,353)	(508,946)	(1,013,682)	(1,345,385)

Units, end of period	4,338,902	4,842,937	1,952,905	2,242,750	5,503,957	6,219,636

See accompanying notes.

25 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$728,372	$695,395	$3,446,618	$3,117,196	$1,459,913	$1,476,055
Expenses:
Mortality and expense risk and administrative charges	(373,924)	(382,743)	(2,030,246)	(2,012,044)	(1,583,969)	(1,606,587)

Net investment income (loss)	354,448	312,652	1,416,372	1,105,152	(124,056)	(130,532)

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	12,877,534	11,825,464
Net realized gain (loss)	136,708	13,902	872,774	(830,536)	931,852	3,365,720

Realized gains (losses)	136,708	13,902	872,774	(830,536)	13,809,386	15,191,184

Unrealized appreciation (depreciation) during the period	1,245,353	1,604,469	5,488,774	8,384,712	(2,780,380)	4,028,420

Net increase (decrease) in net assets from operations	1,736,509	1,931,023	7,777,920	8,659,328	10,904,950	19,089,072

Changes from principal transactions:
Purchase payments	364,153	79,938	67,743	57,523	143,337	277,148
Transfers between sub-accounts and the company	73,189	1,605,697	13,076,266	9,536,211	1,279,848	546,503
Withdrawals	(2,569,290)	(3,915,853)	(11,165,028)	(13,849,476)	(9,509,936)	(11,562,865)
Annual contract fee	(37,626)	(43,058)	(369,404)	(375,813)	(102,577)	(117,107)

Net increase (decrease) in net assets from principal transactions	(2,169,574)	(2,273,276)	1,609,577	(4,631,555)	(8,189,328)	(10,856,321)

Total increase (decrease) in net assets	(433,065)	(342,253)	9,387,497	4,027,773	2,715,622	8,232,751
Net assets at beginning of period	25,396,484	25,738,737	124,666,861	120,639,088	113,207,868	104,975,117

Net assets at end of period	$24,963,419	$25,396,484	$134,054,358	$124,666,861	$115,923,490	$113,207,868

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,211,899	1,321,839	6,289,837	6,519,934	4,962,883	5,496,001
Units issued	154,164	151,868	1,623,062	723,481	206,306	208,937
Units redeemed	(255,208)	(261,808)	(1,576,399)	(953,578)	(564,242)	(742,055)

Units, end of period	1,110,855	1,211,899	6,336,500	6,289,837	4,604,947	4,962,883

See accompanying notes.

26 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series II		American Asset Allocation Trust Series III		American Global Growth Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$10,417,847	$10,934,296	$1,991,374	$2,011,554	$95,295	$793,923
Expenses:
Mortality and expense risk and administrative charges	(12,040,465)	(12,809,810)	(1,050,973)	(1,078,769)	(2,159,380)	(2,152,955)

Net investment income (loss)	(1,622,618)	(1,875,514)	940,401	932,785	(2,064,085)	(1,359,032)

Realized gains (losses) on investments:
Capital gain distributions received	99,014,315	96,405,666	13,813,010	12,860,175	11,756,289	14,486,141
Net realized gain (loss)	30,296,173	47,917,895	2,648,662	5,172,657	6,188,726	4,515,432

Realized gains (losses)	129,310,488	144,323,561	16,461,672	18,032,832	17,945,015	19,001,573

Unrealized appreciation (depreciation) during the period	(46,012,485)	13,250,951	(4,573,723)	3,027,266	21,476,302	23,672,597

Net increase (decrease) in net assets from operations	81,675,385	155,698,998	12,828,350	21,992,883	37,357,232	41,315,138

Changes from principal transactions:
Purchase payments	699,219	463,630	87,491	38,122	119,875	209,924
Transfers between sub-accounts and the company	(9,799,981)	(11,232,148)	(986,947)	(2,090,173)	(11,895,920)	(9,914,393)
Withdrawals	(77,792,090)	(106,870,383)	(8,694,377)	(13,315,447)	(14,422,897)	(13,934,670)
Annual contract fee	(6,051,816)	(6,485,267)	(655,417)	(682,738)	(740,688)	(809,905)

Net increase (decrease) in net assets from principal transactions	(92,944,668)	(124,124,168)	(10,249,250)	(16,050,236)	(26,939,630)	(24,449,044)

Total increase (decrease) in net assets	(11,269,283)	31,574,830	2,579,100	5,942,647	10,417,602	16,866,094
Net assets at beginning of period	900,003,726	868,428,896	122,258,625	116,315,978	151,504,471	134,638,377

Net assets at end of period	$888,734,443	$900,003,726	$124,837,725	$122,258,625	$161,922,073	$151,504,471

	2020	2019	2020	2019	2020	2019
Units, beginning of period	41,210,803	47,315,029	4,588,427	5,240,224	5,857,465	6,910,615
Units issued	345,892	296,775	7,476	12,663	264,960	164,520
Units redeemed	(4,675,526)	(6,401,001)	(393,062)	(664,460)	(1,226,119)	(1,217,670)

Units, end of period	36,881,169	41,210,803	4,202,841	4,588,427	4,896,306	5,857,465

See accompanying notes.

27 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series III		American Growth Trust Series II		American Growth Trust Series III
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$18,744	$281,475	$443,583	$3,841,888	$72,388	$1,041,245
Expenses:
Mortality and expense risk and administrative charges	(269,072)	(268,871)	(8,482,980)	(8,093,186)	(849,179)	(814,236)

Net investment income (loss)	(250,328)	12,604	(8,039,397)	(4,251,298)	(776,791)	227,009

Realized gains (losses) on investments:
Capital gain distributions received	2,312,439	2,850,141	70,899,624	92,750,500	11,570,055	15,505,162
Net realized gain (loss)	1,198,345	1,103,876	5,427,761	10,944,502	407,369	2,421,023

Realized gains (losses)	3,510,784	3,954,017	76,327,385	103,695,002	11,977,424	17,926,185

Unrealized appreciation (depreciation) during the period	4,455,607	4,583,880	161,035,726	31,714,232	27,341,918	4,895,562

Net increase (decrease) in net assets from operations	7,716,063	8,550,501	229,323,714	131,157,936	38,542,551	23,048,756

Changes from principal transactions:
Purchase payments	7,684	13,344	488,858	316,215	17,222	45,255
Transfers between sub-accounts and the company	(3,431,496)	(3,014,090)	(74,092,034)	(28,495,994)	(18,384,111)	(6,027,914)
Withdrawals	(1,939,702)	(2,633,082)	(57,398,566)	(61,500,015)	(7,505,866)	(9,253,265)
Annual contract fee	(146,910)	(155,450)	(1,763,236)	(1,845,078)	(587,582)	(586,537)

Net increase (decrease) in net assets from principal transactions	(5,510,424)	(5,789,278)	(132,764,978)	(91,524,872)	(26,460,337)	(15,822,461)

Total increase (decrease) in net assets	2,205,639	2,761,223	96,558,736	39,633,064	12,082,214	7,226,295
Net assets at beginning of period	29,729,771	26,968,548	535,195,068	495,562,004	90,207,971	82,981,676

Net assets at end of period	$31,935,410	$29,729,771	$631,753,804	$535,195,068	$102,290,185	$90,207,971

	2020	2019	2020	2019	2020	2019
Units, beginning of period	966,792	1,174,421	11,473,883	13,670,917	2,594,074	3,092,636
Units issued	13,580	14,862	294,368	209,547	5,025	35,899
Units redeemed	(176,620)	(222,491)	(2,705,490)	(2,406,581)	(645,574)	(534,461)

Units, end of period	803,752	966,792	9,062,761	11,473,883	1,953,525	2,594,074

See accompanying notes.

28 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series I		American Growth-Income Trust Series II		American Growth-Income Trust Series III
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,362,811	$1,624,218	$5,201,707	$6,109,053	$3,274,975	$3,667,260
Expenses:
Mortality and expense risk and administrative charges	(1,532,925)	(1,622,196)	(6,433,577)	(6,821,559)	(1,759,175)	(1,830,060)

Net investment income (loss)	(170,114)	2,022	(1,231,870)	(712,506)	1,515,800	1,837,200

Realized gains (losses) on investments:
Capital gain distributions received	13,566,453	12,814,275	55,141,847	52,080,169	25,474,637	23,502,903
Net realized gain (loss)	(4,484,502)	(250,715)	(20,497,162)	2,130,479	(7,179,944)	2,619

Realized gains (losses)	9,081,951	12,563,560	34,644,685	54,210,648	18,294,693	23,505,522

Unrealized appreciation (depreciation) during the period	2,179,994	10,623,537	15,062,539	39,894,649	4,562,355	19,154,688

Net increase (decrease) in net assets from operations	11,091,831	23,189,119	48,475,354	93,392,791	24,372,848	44,497,410

Changes from principal transactions:
Purchase payments	94,413	74,896	291,262	278,932	40,216	75,738
Transfers between sub-accounts and the company	(4,012,261)	(3,086,555)	4,072,014	(18,194,875)	(2,179,389)	(9,193,271)
Withdrawals	(9,183,552)	(9,935,605)	(44,985,627)	(50,658,427)	(15,597,311)	(21,037,818)
Annual contract fee	(194,834)	(213,910)	(1,480,429)	(1,670,097)	(1,217,079)	(1,300,970)

Net increase (decrease) in net assets from principal transactions	(13,296,234)	(13,161,174)	(42,102,780)	(70,244,467)	(18,953,563)	(31,456,321)

Total increase (decrease) in net assets	(2,204,403)	10,027,945	6,372,574	23,148,324	5,419,285	13,041,089
Net assets at beginning of period	112,835,221	102,807,276	441,928,219	418,779,895	201,783,478	188,742,389

Net assets at end of period	$110,630,818	$112,835,221	$448,300,793	$441,928,219	$207,202,763	$201,783,478

	2020	2019	2020	2019	2020	2019
Units, beginning of period	2,633,987	2,972,560	11,501,928	13,514,027	6,268,748	7,330,807
Units issued	66,922	30,125	828,918	121,565	295,623	45,572
Units redeemed	(383,992)	(368,698)	(1,837,522)	(2,133,664)	(840,316)	(1,107,631)

Units, end of period	2,316,917	2,633,987	10,493,324	11,501,928	5,724,055	6,268,748

See accompanying notes.

29 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series II		American International Trust Series III		Basic Value Focus
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$624,119	$2,148,320	$243,332	$464,889	$75,265	$90,192
Expenses:
Mortality and expense risk and administrative charges	(3,812,514)	(4,169,731)	(316,190)	(334,707)	(49,826)	(59,427)

Net investment income (loss)	(3,188,395)	(2,021,411)	(72,858)	130,182	25,439	30,765

Realized gains (losses) on investments:
Capital gain distributions received	11,477,527	19,200,246	1,588,945	2,571,323	85,238	340,833
Net realized gain (loss)	14,171,864	14,272,252	1,929,766	1,987,092	113,153	166,441

Realized gains (losses)	25,649,391	33,472,498	3,518,711	4,558,415	198,391	507,274

Unrealized appreciation (depreciation) during the period	11,242,015	18,950,358	1,703,830	2,478,883	(189,770)	258,816

Net increase (decrease) in net assets from operations	33,703,011	50,401,445	5,149,683	7,167,480	34,060	796,855

Changes from principal transactions:
Purchase payments	168,282	250,831	4,718	46,370	-	-
Transfers between sub-accounts and the company	(2,376,367)	(6,791,116)	(840,544)	(933,064)	6,788	(48,281)
Withdrawals	(26,061,483)	(33,347,029)	(3,065,191)	(4,160,081)	(450,332)	(348,939)
Annual contract fee	(925,393)	(1,075,161)	(261,158)	(287,441)	(8,296)	(9,662)

Net increase (decrease) in net assets from principal transactions	(29,194,961)	(40,962,475)	(4,162,175)	(5,334,216)	(451,840)	(406,882)

Total increase (decrease) in net assets	4,508,050	9,438,970	987,508	1,833,264	(417,780)	389,973
Net assets at beginning of period	270,479,924	261,040,954	36,565,330	34,732,066	4,218,902	3,828,929

Net assets at end of period	$274,987,974	$270,479,924	$37,552,838	$36,565,330	$3,801,122	$4,218,902

	2020	2019	2020	2019	2020	2019
Units, beginning of period	8,655,421	10,102,987	1,949,411	2,255,035	85,894	95,425
Units issued	985,995	339,775	193,043	61,863	3,117	267
Units redeemed	(1,742,160)	(1,787,341)	(369,884)	(367,487)	(14,436)	(9,798)

Units, end of period	7,899,256	8,655,421	1,772,570	1,949,411	74,575	85,894

See accompanying notes.

30 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II		Capital Appreciation Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$-	$-	$-	$-	$48,361
Expenses:
Mortality and expense risk and administrative charges	(3,709,545)	(3,508,624)	(1,872,813)	(1,830,020)	(2,370,124)	(2,001,206)

Net investment income (loss)	(3,709,545)	(3,508,624)	(1,872,813)	(1,830,020)	(2,370,124)	(1,952,845)

Realized gains (losses) on investments:
Capital gain distributions received	35,559,840	33,720,320	17,193,221	16,710,750	17,359,885	89,472,263
Net realized gain (loss)	11,013,382	17,397,864	4,812,976	843,595	(27,631,558)	(7,691,640)

Realized gains (losses)	46,573,222	51,118,184	22,006,197	17,554,345	(10,271,673)	81,780,623

Unrealized appreciation (depreciation) during the period	28,816,830	10,177,381	12,767,203	12,068,338	83,977,750	(43,594,326)

Net increase (decrease) in net assets from operations	71,680,507	57,786,941	32,900,587	27,792,663	71,335,953	36,233,452

Changes from principal transactions:
Purchase payments	328,238	407,148	170,912	238,998	131,434	108,209
Transfers between sub-accounts and the company	(8,645,326)	(6,147,149)	(9,033,509)	(6,854,071)	(4,912,972)	(3,752,199)
Withdrawals	(23,396,729)	(26,531,256)	(9,940,702)	(11,490,552)	(12,648,719)	(12,310,985)
Annual contract fee	(339,135)	(353,435)	(344,150)	(351,075)	(250,939)	(246,417)

Net increase (decrease) in net assets from principal transactions	(32,052,952)	(32,624,692)	(19,147,449)	(18,456,700)	(17,681,196)	(16,201,392)

Total increase (decrease) in net assets	39,627,555	25,162,249	13,753,138	9,335,963	53,654,757	20,032,060
Net assets at beginning of period	241,695,303	216,533,054	116,834,201	107,498,238	142,529,810	122,497,750

Net assets at end of period	$281,322,858	$241,695,303	$130,587,339	$116,834,201	$196,184,567	$142,529,810

	2020	2019	2020	2019	2020	2019
Units, beginning of period	3,479,298	3,989,809	2,455,487	2,880,174	4,686,518	5,276,879
Units issued	96,590	68,217	165,679	139,736	162,658	61,764
Units redeemed	(524,182)	(578,728)	(537,496)	(564,423)	(652,138)	(652,125)

Units, end of period	3,051,706	3,479,298	2,083,670	2,455,487	4,197,038	4,686,518

See accompanying notes.

31 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II		Core Bond Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$4,069	$2,224,193	$3,076,312	$1,412,464	$1,484,498
Expenses:
Mortality and expense risk and administrative charges	(1,012,892)	(857,992)	(3,416,224)	(3,551,987)	(913,052)	(926,810)

Net investment income (loss)	(1,012,892)	(853,923)	(1,192,031)	(475,675)	499,412	557,688

Realized gains (losses) on investments:
Capital gain distributions received	7,876,473	37,210,141	20,821,936	16,197,394	-	-
Net realized gain (loss)	(19,218,461)	(6,148,909)	2,551,247	2,052,992	460,736	(216,478)

Realized gains (losses)	(11,341,988)	31,061,232	23,373,183	18,250,386	460,736	(216,478)

Unrealized appreciation (depreciation) during the period	40,524,650	(15,669,639)	14,498,928	34,280,699	3,182,169	3,743,557

Net increase (decrease) in net assets from operations	28,169,770	14,537,670	36,680,080	52,055,410	4,142,317	4,084,767

Changes from principal transactions:
Purchase payments	112,357	148,132	234,372	237,785	60,090	156,795
Transfers between sub-accounts and the company	(2,972,593)	(2,662,311)	(4,311,385)	(3,950,588)	1,068,128	726,937
Withdrawals	(5,267,141)	(5,339,508)	(22,700,460)	(29,300,329)	(5,832,379)	(6,788,315)
Annual contract fee	(210,639)	(190,136)	(1,811,283)	(1,863,916)	(111,415)	(119,009)

Net increase (decrease) in net assets from principal transactions	(8,338,016)	(8,043,823)	(28,588,756)	(34,877,048)	(4,815,576)	(6,023,592)

Total increase (decrease) in net assets	19,831,754	6,493,847	8,091,324	17,178,362	(673,259)	(1,938,825)
Net assets at beginning of period	57,288,987	50,795,140	260,485,567	243,307,205	61,700,362	63,639,187

Net assets at end of period	$77,120,741	$57,288,987	$268,576,891	$260,485,567	$61,027,103	$61,700,362

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,315,030	1,523,414	9,499,228	10,874,787	3,442,150	3,784,692
Units issued	176,958	52,697	277,558	188,816	345,106	231,090
Units redeemed	(335,762)	(261,081)	(1,304,789)	(1,564,375)	(603,277)	(573,632)

Units, end of period	1,156,226	1,315,030	8,471,997	9,499,228	3,183,979	3,442,150

See accompanying notes.

32 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series II		DWS Equity 500 Index		Emerging Markets Value Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,544,274	$1,592,588	$155,964	$184,331	$570,728	$901,635
Expenses:
Mortality and expense risk and administrative charges	(1,149,309)	(1,137,086)	(187,225)	(189,162)	(375,356)	(456,483)

Net investment income (loss)	394,965	455,502	(31,261)	(4,831)	195,372	445,152

Realized gains (losses) on investments:
Capital gain distributions received	-	-	692,614	569,806	-	-
Net realized gain (loss)	741,069	(212,925)	409,150	710,975	(1,275,761)	(735,322)

Realized gains (losses)	741,069	(212,925)	1,101,764	1,280,781	(1,275,761)	(735,322)

Unrealized appreciation (depreciation) during the period	3,561,752	4,231,106	643,507	1,628,784	1,756,769	2,896,993

Net increase (decrease) in net assets from operations	4,697,786	4,473,683	1,714,010	2,904,734	676,380	2,606,823

Changes from principal transactions:
Purchase payments	34,829	73,214	-	-	64,424	37,955
Transfers between sub-accounts and the company	5,396,807	2,467,588	(266,570)	(495,487)	(414,999)	(111,142)
Withdrawals	(8,848,733)	(7,427,932)	(667,941)	(888,598)	(1,771,998)	(2,688,201)
Annual contract fee	(192,741)	(197,703)	(49,075)	(50,650)	(102,851)	(123,981)

Net increase (decrease) in net assets from principal transactions	(3,609,838)	(5,084,833)	(983,586)	(1,434,735)	(2,225,424)	(2,885,369)

Total increase (decrease) in net assets	1,087,948	(611,150)	730,424	1,469,999	(1,549,044)	(278,546)
Net assets at beginning of period	71,520,654	72,131,804	12,152,337	10,682,338	30,665,134	30,943,680

Net assets at end of period	$72,608,602	$71,520,654	$12,882,761	$12,152,337	$29,116,090	$30,665,134

	2020	2019	2020	2019	2020	2019
Units, beginning of period	4,176,391	4,476,676	247,183	278,624	2,551,526	2,808,960
Units issued	751,013	552,147	636	1,292	339,550	249,459
Units redeemed	(967,337)	(852,432)	(21,506)	(32,733)	(512,258)	(506,893)

Units, end of period	3,960,067	4,176,391	226,313	247,183	2,378,818	2,551,526

See accompanying notes.

33 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Emerging Markets Value Trust Series NAV		Equity Income Trust Series I		Equity Income Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$30,518	$45,841	$4,232,098	$3,345,901	$2,588,054	$1,930,828
Expenses:
Mortality and expense risk and administrative charges	(12,390)	(14,593)	(2,125,298)	(2,401,504)	(1,452,801)	(1,601,769)

Net investment income (loss)	18,128	31,248	2,106,800	944,397	1,135,253	329,059

Realized gains (losses) on investments:
Capital gain distributions received	-	-	10,944,439	14,205,980	7,156,359	8,965,857
Net realized gain (loss)	(51,994)	(19,591)	(5,242,345)	3,015,112	(6,728,768)	(2,628,317)

Realized gains (losses)	(51,994)	(19,591)	5,702,094	17,221,092	427,591	6,337,540

Unrealized appreciation (depreciation) during the period	59,639	124,257	(11,248,738)	17,593,470	(4,044,834)	15,514,745

Net increase (decrease) in net assets from operations	25,773	135,914	(3,439,844)	35,758,959	(2,481,990)	22,181,344

Changes from principal transactions:
Purchase payments	-	-	173,795	162,155	127,025	198,839
Transfers between sub-accounts and the company	(29,014)	42,407	(6,084,370)	7,693,432	(3,085,729)	9,598,720
Withdrawals	(65,538)	(144,912)	(11,151,783)	(17,903,738)	(7,832,482)	(10,456,627)
Annual contract fee	(305)	(395)	(205,743)	(230,906)	(299,304)	(320,694)

Net increase (decrease) in net assets from principal transactions	(94,857)	(102,900)	(17,268,101)	(10,279,057)	(11,090,490)	(979,762)

Total increase (decrease) in net assets	(69,084)	33,014	(20,707,945)	25,479,902	(13,572,480)	21,201,582
Net assets at beginning of period	1,485,372	1,452,358	177,744,950	152,265,048	115,218,709	94,017,127

Net assets at end of period	$1,416,288	$1,485,372	$157,037,005	$177,744,950	$101,646,229	$115,218,709

	2020	2019	2020	2019	2020	2019
Units, beginning of period	121,755	130,686	3,052,348	3,216,393	3,726,352	3,781,609
Units issued	9,972	5,327	68,659	301,233	189,292	481,639
Units redeemed	(18,631)	(14,258)	(413,264)	(465,278)	(594,037)	(536,896)

Units, end of period	113,096	121,755	2,707,743	3,052,348	3,321,607	3,726,352

See accompanying notes.

34 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series I		Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$93,456	$373,100	$118,511	$491,385	$75,831	$101,608
Expenses:
Mortality and expense risk and administrative charges	(108,062)	(137,130)	(161,172)	(195,084)	(642,643)	(672,566)

Net investment income (loss)	(14,606)	235,970	(42,661)	296,301	(566,812)	(570,958)

Realized gains (losses) on investments:
Capital gain distributions received	661,156	498,549	978,323	720,932	1,180,311	3,176,855
Net realized gain (loss)	(243,789)	117,263	(237,136)	172,286	3,780,266	3,539,791

Realized gains (losses)	417,367	615,812	741,187	893,218	4,960,577	6,716,646

Unrealized appreciation (depreciation) during the period	(682,872)	1,482,963	(972,359)	2,008,049	4,947,941	5,992,654

Net increase (decrease) in net assets from operations	(280,111)	2,334,745	(273,833)	3,197,568	9,341,706	12,138,342

Changes from principal transactions:
Purchase payments	8,196	8,713	23,971	43,286	54,953	35,188
Transfers between sub-accounts and the company	(683,177)	(848,825)	(741,337)	(21,840)	(3,709,307)	(1,815,239)
Withdrawals	(733,875)	(723,768)	(946,739)	(1,297,549)	(3,381,091)	(3,868,889)
Annual contract fee	(20,834)	(27,649)	(33,505)	(42,682)	(160,045)	(166,869)

Net increase (decrease) in net assets from principal transactions	(1,429,690)	(1,591,529)	(1,697,610)	(1,318,785)	(7,195,490)	(5,815,809)

Total increase (decrease) in net assets	(1,709,801)	743,216	(1,971,443)	1,878,783	2,146,216	6,322,533
Net assets at beginning of period	9,201,500	8,458,284	13,265,478	11,386,695	43,403,587	37,081,054

Net assets at end of period	$7,491,699	$9,201,500	$11,294,035	$13,265,478	$45,549,803	$43,403,587

	2020	2019	2020	2019	2020	2019
Units, beginning of period	341,785	407,419	473,391	526,724	962,528	1,098,058
Units issued	23,146	25,202	43,741	51,514	33,993	85,406
Units redeemed	(89,743)	(90,836)	(115,313)	(104,847)	(188,512)	(220,936)

Units, end of period	275,188	341,785	401,819	473,391	808,009	962,528

See accompanying notes.

35 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series II		Global Allocation
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,802,356	$2,077,276	$1,097,502	$1,311,194	$2,620	$2,816
Expenses:
Mortality and expense risk and administrative charges	(2,454,167)	(2,660,347)	(1,959,121)	(2,221,187)	(3,593)	(3,518)

Net investment income (loss)	(651,811)	(583,071)	(861,619)	(909,993)	(973)	(702)

Realized gains (losses) on investments:
Capital gain distributions received	3,262,862	2,922,995	2,404,371	2,222,165	12,446	8,331
Net realized gain (loss)	4,631,163	4,502,948	4,745,628	5,579,369	5,907	1,153

Realized gains (losses)	7,894,025	7,425,943	7,149,999	7,801,534	18,353	9,484

Unrealized appreciation (depreciation) during the period	9,069,048	45,290,053	6,083,320	33,531,268	26,020	27,523

Net increase (decrease) in net assets from operations	16,311,262	52,132,925	12,371,700	40,422,809	43,400	36,305

Changes from principal transactions:
Purchase payments	170,141	226,838	211,520	250,683	-	-
Transfers between sub-accounts and the company	(4,876,624)	(4,440,512)	(2,352,126)	(10,797,836)	(411)	(5,906)
Withdrawals	(14,926,644)	(18,471,291)	(13,529,575)	(17,896,624)	(40,622)	(1,723)
Annual contract fee	(228,517)	(255,044)	(446,405)	(530,237)	(723)	(761)

Net increase (decrease) in net assets from principal transactions	(19,861,644)	(22,940,009)	(16,116,586)	(28,974,014)	(41,756)	(8,390)

Total increase (decrease) in net assets	(3,550,382)	29,192,916	(3,744,886)	11,448,795	1,644	27,915
Net assets at beginning of period	190,759,963	161,567,047	141,440,064	129,991,269	254,625	226,710

Net assets at end of period	$187,209,581	$190,759,963	$137,695,178	$141,440,064	$256,269	$254,625

	2020	2019	2020	2019	2020	2019
Units, beginning of period	6,025,331	6,828,258	4,994,005	6,141,427	10,767	11,153
Units issued	71,340	52,331	307,070	100,527	101	84
Units redeemed	(738,083)	(855,258)	(885,942)	(1,247,949)	(1,300)	(470)

Units, end of period	5,358,588	6,025,331	4,415,133	4,994,005	9,568	10,767

See accompanying notes.

36 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Opportunistic Fixed Income Trust Series I		Opportunistic Fixed Income Trust Series II		Global Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$868,455	$1,461,372	$1,872,775	$3,471,207	$1,117,359	$2,028,457
Expenses:
Mortality and expense risk and administrative charges	(328,692)	(338,548)	(773,020)	(861,400)	(1,268,459)	(1,184,304)

Net investment income (loss)	539,763	1,122,824	1,099,755	2,609,807	(151,100)	844,153

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	778,991	3,425,006
Net realized gain (loss)	28,910	(91,367)	(1,560)	(236,683)	2,852,330	3,259,144

Realized gains (losses)	28,910	(91,367)	(1,560)	(236,683)	3,631,321	6,684,150

Unrealized appreciation (depreciation) during the period	2,008,247	87,352	4,119,927	57,724	12,726,981	5,419,777

Net increase (decrease) in net assets from operations	2,576,920	1,118,809	5,218,122	2,430,848	16,207,202	12,948,080

Changes from principal transactions:
Purchase payments	36,488	17,669	38,024	456,561	120,832	88,780
Transfers between sub-accounts and the company	315,082	(131,635)	(536,570)	2,494,594	142,839,775	(244,737)
Withdrawals	(1,853,926)	(2,653,123)	(5,693,484)	(6,875,402)	(7,796,743)	(9,894,020)
Annual contract fee	(32,849)	(37,403)	(187,166)	(218,952)	(381,264)	(303,853)

Net increase (decrease) in net assets from principal transactions	(1,535,205)	(2,804,492)	(6,379,196)	(4,143,199)	134,782,600	(10,353,830)

Total increase (decrease) in net assets	1,041,715	(1,685,683)	(1,161,074)	(1,712,351)	150,989,802	2,594,250
Net assets at beginning of period	22,478,608	24,164,291	53,891,847	55,604,198	95,996,383	93,402,133

Net assets at end of period	$23,520,323	$22,478,608	$52,730,773	$53,891,847	$246,986,185	$95,996,383

	2020	2019	2020	2019	2020	2019
Units, beginning of period	722,008	811,355	2,737,227	2,952,426	3,559,744	3,921,397
Units issued	60,384	28,442	375,291	330,024	7,879,480	137,711
Units redeemed	(109,710)	(117,789)	(722,275)	(545,223)	(548,179)	(499,364)

Units, end of period	672,682	722,008	2,390,243	2,737,227	10,891,045	3,559,744

See accompanying notes.

37 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Trust Series II		Health Sciences Trust Series I		Health Sciences Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$232,058	$503,173	$-	$-	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(341,238)	(421,198)	(751,789)	(720,648)	(1,015,950)	(921,176)

Net investment income (loss)	(109,180)	81,975	(751,789)	(720,648)	(1,015,950)	(921,176)

Realized gains (losses) on investments:
Capital gain distributions received	189,630	953,574	5,226,960	3,549,205	7,520,707	4,630,907
Net realized gain (loss)	(342,197)	33,550	(390,626)	(2,498,983)	615,184	(2,709,953)

Realized gains (losses)	(152,567)	987,124	4,836,334	1,050,222	8,135,891	1,920,954

Unrealized appreciation (depreciation) during the period	885,491	2,374,937	7,407,797	11,086,770	7,568,566	12,684,211

Net increase (decrease) in net assets from operations	623,744	3,444,036	11,492,342	11,416,344	14,688,507	13,683,989

Changes from principal transactions:
Purchase payments	36,090	43,661	103,673	58,577	175,076	111,058
Transfers between sub-accounts and the company	(2,065,733)	(1,022,764)	(1,681,588)	(2,269,090)	2,509,498	(2,663,442)
Withdrawals	(1,888,195)	(2,747,905)	(5,166,507)	(4,453,967)	(4,776,629)	(6,391,828)
Annual contract fee	(88,709)	(102,298)	(113,683)	(120,628)	(219,812)	(196,981)

Net increase (decrease) in net assets from principal transactions	(4,006,547)	(3,829,306)	(6,858,105)	(6,785,108)	(2,311,867)	(9,141,193)

Total increase (decrease) in net assets	(3,382,803)	(385,270)	4,634,237	4,631,236	12,376,640	4,542,796
Net assets at beginning of period	26,152,255	26,537,525	50,630,689	45,999,453	60,712,011	56,169,215

Net assets at end of period	$22,769,452	$26,152,255	$55,264,926	$50,630,689	$73,088,651	$60,712,011

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,201,857	1,391,375	582,531	670,096	729,173	849,302
Units issued	27,638	93,720	48,322	33,744	109,509	34,345
Units redeemed	(227,973)	(283,238)	(123,443)	(121,309)	(138,375)	(154,474)

Units, end of period	1,001,522	1,201,857	507,410	582,531	700,307	729,173

See accompanying notes.

38 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series I		High Yield Trust Series II		International Equity Index Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$3,082,227	$2,869,556	$2,380,569	$2,357,490	$363,770	$369,711
Expenses:
Mortality and expense risk and administrative charges	(583,003)	(648,494)	(626,576)	(726,530)	(221,487)	(200,184)

Net investment income (loss)	2,499,224	2,221,062	1,753,993	1,630,960	142,283	169,527

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	143,026	-
Net realized gain (loss)	(1,167,688)	(649,799)	(679,709)	(755,927)	92,651	308,662

Realized gains (losses)	(1,167,688)	(649,799)	(679,709)	(755,927)	235,677	308,662

Unrealized appreciation (depreciation) during the period	785,690	5,637,813	291,515	5,146,550	606,224	1,995,983

Net increase (decrease) in net assets from operations	2,117,226	7,209,076	1,365,799	6,021,583	984,184	2,474,172

Changes from principal transactions:
Purchase payments	18,346	20,230	29,768	46,819	18,989	40,925
Transfers between sub-accounts and the company	1,014,328	1,841,302	(224,723)	430,069	(1,895,801)	4,796,061
Withdrawals	(5,164,783)	(5,618,260)	(5,149,405)	(4,149,208)	(1,072,792)	(1,137,792)
Annual contract fee	(265,032)	(290,452)	(165,679)	(197,954)	(42,818)	(38,741)

Net increase (decrease) in net assets from principal transactions	(4,397,141)	(4,047,180)	(5,510,039)	(3,870,274)	(2,992,422)	3,660,453

Total increase (decrease) in net assets	(2,279,915)	3,161,896	(4,144,240)	2,151,309	(2,008,238)	6,134,625
Net assets at beginning of period	54,750,312	51,588,416	47,178,051	45,026,742	18,350,048	12,215,423

Net assets at end of period	$52,470,397	$54,750,312	$43,033,811	$47,178,051	$16,341,810	$18,350,048

	2020	2019	2020	2019	2020	2019
Units, beginning of period	2,760,033	2,981,649	1,939,528	2,088,366	1,072,797	856,547
Units issued	284,715	281,074	267,803	290,303	52,610	369,042
Units redeemed	(465,702)	(502,690)	(485,616)	(439,141)	(248,715)	(152,792)

Units, end of period	2,579,046	2,760,033	1,721,715	1,939,528	876,692	1,072,797

See accompanying notes.

39 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Series II		International Equity Index Series NAV		International Small Company Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$378,147	$328,258	$232,048	$233,663	$314,762	$386,667
Expenses:
Mortality and expense risk and administrative charges	(250,435)	(192,814)	(148,727)	(153,428)	(223,459)	(262,469)

Net investment income (loss)	127,712	135,444	83,321	80,235	91,303	124,198

Realized gains (losses) on investments:
Capital gain distributions received	161,001	-	89,524	-	519,441	731,319
Net realized gain (loss)	(38,121)	264,337	225,455	134,301	484,401	865,980

Realized gains (losses)	122,880	264,337	314,979	134,301	1,003,842	1,597,299

Unrealized appreciation (depreciation) during the period	1,107,328	1,875,430	409,100	1,487,649	(285,791)	1,684,677

Net increase (decrease) in net assets from operations	1,357,920	2,275,211	807,400	1,702,185	809,354	3,406,174

Changes from principal transactions:
Purchase payments	110,151	26,821	40,760	8,375	13,578	16,634
Transfers between sub-accounts and the company	210,451	5,953,059	(450,724)	672,727	(576,208)	(275,477)
Withdrawals	(1,258,757)	(1,234,620)	(422,566)	(800,590)	(1,379,308)	(1,878,161)
Annual contract fee	(49,790)	(45,798)	(44,655)	(46,062)	(33,886)	(44,426)

Net increase (decrease) in net assets from principal transactions	(987,945)	4,699,462	(877,185)	(165,550)	(1,975,824)	(2,181,430)

Total increase (decrease) in net assets	369,975	6,974,673	(69,785)	1,536,635	(1,166,470)	1,224,744
Net assets at beginning of period	18,330,746	11,356,073	10,616,523	9,079,888	18,693,677	17,468,933

Net assets at end of period	$18,700,721	$18,330,746	$10,546,738	$10,616,523	$17,527,207	$18,693,677

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,100,473	814,211	785,461	802,770	861,503	972,342
Units issued	107,962	501,701	21,948	80,899	24,289	23,995
Units redeemed	(175,396)	(215,439)	(90,496)	(98,208)	(129,833)	(134,834)

Units, end of period	1,033,039	1,100,473	716,913	785,461	755,959	861,503

See accompanying notes.

40 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series II		Disciplined Value International Trust Series I		Disciplined Value International Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$185,791	$207,215	$912,944	$1,455,771	$703,871	$1,119,265
Expenses:
Mortality and expense risk and administrative charges	(151,675)	(180,189)	(639,471)	(786,320)	(574,329)	(691,304)

Net investment income (loss)	34,116	27,026	273,473	669,451	129,542	427,961

Realized gains (losses) on investments:
Capital gain distributions received	337,389	474,658	-	-	-	-
Net realized gain (loss)	19,438	325,003	(187,558)	928,899	(869,446)	22,064

Realized gains (losses)	356,827	799,661	(187,558)	928,899	(869,446)	22,064

Unrealized appreciation (depreciation) during the period	129,624	1,375,173	(4,707)	3,850,553	935,993	3,909,472

Net increase (decrease) in net assets from operations	520,567	2,201,860	81,208	5,448,903	196,089	4,359,497

Changes from principal transactions:
Purchase payments	54,504	83,273	60,539	66,635	194,044	286,666
Transfers between sub-accounts and the company	1,983	(653,180)	(1,525,349)	(1,331,948)	(16,833)	(389,754)
Withdrawals	(887,940)	(1,075,376)	(3,116,765)	(5,187,431)	(3,599,352)	(4,358,681)
Annual contract fee	(38,691)	(48,482)	(93,094)	(117,920)	(120,372)	(142,820)

Net increase (decrease) in net assets from principal transactions	(870,144)	(1,693,765)	(4,674,669)	(6,570,664)	(3,542,513)	(4,604,589)

Total increase (decrease) in net assets	(349,577)	508,095	(4,593,461)	(1,121,761)	(3,346,424)	(245,092)
Net assets at beginning of period	12,083,943	11,575,848	53,424,598	54,546,359	44,181,874	44,426,966

Net assets at end of period	$11,734,366	$12,083,943	$48,831,137	$53,424,598	$40,835,450	$44,181,874

	2020	2019	2020	2019	2020	2019
Units, beginning of period	579,462	668,861	2,610,501	2,949,301	2,030,349	2,250,880
Units issued	53,204	23,203	85,432	69,709	139,288	100,494
Units redeemed	(104,323)	(112,602)	(351,641)	(408,509)	(318,209)	(321,025)

Units, end of period	528,343	579,462	2,344,292	2,610,501	1,851,428	2,030,349

See accompanying notes.

41 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II		Lifestyle Aggressive Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$2,683,244	$2,996,138	$1,293,790	$1,430,663	$35,247	$40,120
Expenses:
Mortality and expense risk and administrative charges	(1,264,162)	(1,280,241)	(952,960)	(946,553)	(34,621)	(37,233)

Net investment income (loss)	1,419,082	1,715,897	340,830	484,110	626	2,887

Realized gains (losses) on investments:
Capital gain distributions received	63,424	-	33,390	-	122,563	145,539
Net realized gain (loss)	(714,741)	(928,071)	156,656	(474,445)	165,529	20,764

Realized gains (losses)	(651,317)	(928,071)	190,046	(474,445)	288,092	166,303

Unrealized appreciation (depreciation) during the period	8,097,006	8,606,760	3,718,695	4,326,220	(91,276)	376,740

Net increase (decrease) in net assets from operations	8,864,771	9,394,586	4,249,571	4,335,885	197,442	545,930

Changes from principal transactions:
Purchase payments	66,124	107,704	42,333	135,857	7,000	5,500
Transfers between sub-accounts and the company	4,840,214	7,859,323	6,303,179	6,839,516	(18,697)	161,148
Withdrawals	(9,796,311)	(12,691,141)	(7,402,529)	(7,163,684)	(1,067,482)	(41,965)
Annual contract fee	(609,884)	(643,352)	(211,841)	(214,415)	(5,415)	(10,739)

Net increase (decrease) in net assets from principal transactions	(5,499,857)	(5,367,466)	(1,268,858)	(402,726)	(1,084,594)	113,944

Total increase (decrease) in net assets	3,364,914	4,027,120	2,980,713	3,933,159	(887,152)	659,874
Net assets at beginning of period	120,543,748	116,516,628	62,379,694	58,446,535	2,786,824	2,126,950

Net assets at end of period	$123,908,662	$120,543,748	$65,360,407	$62,379,694	$1,899,672	$2,786,824

	2020	2019	2020	2019	2020	2019
Units, beginning of period	5,735,757	6,011,005	3,224,863	3,237,257	148,782	142,085
Units issued	776,337	514,920	684,893	586,851	10,019	13,928
Units redeemed	(1,086,769)	(790,168)	(762,920)	(599,245)	(68,915)	(7,231)

Units, end of period	5,425,325	5,735,757	3,146,836	3,224,863	89,886	148,782

See accompanying notes.

42 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Aggressive Portfolio Series II		Lifestyle Balanced Portfolio Series I		Lifestyle Balanced Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$103,136	$81,380	$723,753	$516,057	$13,828,755	$9,405,491
Expenses:
Mortality and expense risk and administrative charges	(91,728)	(93,708)	(322,238)	(294,645)	(7,213,157)	(7,080,721)

Net investment income (loss)	11,408	(12,328)	401,515	221,412	6,615,598	2,324,770

Realized gains (losses) on investments:
Capital gain distributions received	374,392	355,911	949,599	748,281	19,191,068	15,743,603
Net realized gain (loss)	226,825	65,106	313,498	112,363	4,054,117	6,330,574

Realized gains (losses)	601,217	421,017	1,263,097	860,644	23,245,185	22,074,177

Unrealized appreciation (depreciation) during the period	95,299	849,955	1,161,291	2,616,121	26,494,983	53,621,701

Net increase (decrease) in net assets from operations	707,924	1,258,644	2,825,903	3,698,177	56,355,766	78,020,648

Changes from principal transactions:
Purchase payments	-	-	2,099	36,904	9,186,796	5,717,300
Transfers between sub-accounts and the company	744,776	399,216	3,736,975	3,434,625	78,887,971	57,692,338
Withdrawals	(1,741,794)	(201,999)	(3,126,928)	(1,371,645)	(50,270,227)	(61,799,419)
Annual contract fee	(21,048)	(28,174)	(135,018)	(134,919)	(4,011,450)	(4,177,239)

Net increase (decrease) in net assets from principal transactions	(1,018,066)	169,043	477,128	1,964,965	33,793,090	(2,567,020)

Total increase (decrease) in net assets	(310,142)	1,427,687	3,303,031	5,663,142	90,148,856	75,453,628
Net assets at beginning of period	6,475,244	5,047,557	27,494,219	21,831,077	553,245,350	477,791,722

Net assets at end of period	$6,165,102	$6,475,244	$30,797,250	$27,494,219	$643,394,206	$553,245,350

	2020	2019	2020	2019	2020	2019
Units, beginning of period	352,432	342,608	1,640,275	1,517,651	31,281,890	31,342,811
Units issued	108,180	40,465	361,671	255,474	10,194,209	5,216,505
Units redeemed	(161,546)	(30,641)	(347,369)	(132,850)	(8,483,847)	(5,277,426)

Units, end of period	299,066	352,432	1,654,577	1,640,275	32,992,252	31,281,890

See accompanying notes.

43 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative Portfolio Series I		Lifestyle Conservative Portfolio Series II		Lifestyle Growth Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$376,940	$202,759	$3,744,305	$2,154,080	$4,847,209	$3,642,994
Expenses:
Mortality and expense risk and administrative charges	(130,347)	(122,387)	(1,684,379)	(1,424,068)	(1,942,083)	(2,009,274)

Net investment income (loss)	246,593	80,372	2,059,926	730,012	2,905,126	1,633,720

Realized gains (losses) on investments:
Capital gain distributions received	270,277	186,303	2,983,262	2,038,128	10,595,249	9,211,642
Net realized gain (loss)	168,158	79,783	3,063,487	757,570	1,868,443	3,351,329

Realized gains (losses)	438,435	266,086	6,046,749	2,795,698	12,463,692	12,562,971

Unrealized appreciation (depreciation) during the period	368,035	664,944	4,000,748	7,354,524	8,377,517	23,255,819

Net increase (decrease) in net assets from operations	1,053,063	1,011,402	12,107,423	10,880,234	23,746,335	37,452,510

Changes from principal transactions:
Purchase payments	518	20,550	1,424,894	3,582,660	131,107	87,784
Transfers between sub-accounts and the company	5,604,823	923,754	47,660,739	14,364,886	2,471,647	(2,506,208)
Withdrawals	(2,165,253)	(1,018,798)	(22,819,603)	(22,510,533)	(14,600,880)	(18,890,442)
Annual contract fee	(49,230)	(44,011)	(968,009)	(909,285)	(1,308,760)	(1,365,373)

Net increase (decrease) in net assets from principal transactions	3,390,858	(118,505)	25,298,021	(5,472,272)	(13,306,886)	(22,674,239)

Total increase (decrease) in net assets	4,443,921	892,897	37,405,444	5,407,962	10,439,449	14,778,271
Net assets at beginning of period	9,490,780	8,597,883	110,661,347	105,253,385	207,532,455	192,754,184

Net assets at end of period	$13,934,701	$9,490,780	$148,066,791	$110,661,347	$217,971,904	$207,532,455

	2020	2019	2020	2019	2020	2019
Units, beginning of period	626,460	632,431	7,165,081	7,531,874	11,475,507	12,842,491
Units issued	433,454	264,727	5,116,778	3,035,255	516,086	319,445
Units redeemed	(220,827)	(270,698)	(3,461,956)	(3,402,048)	(1,276,164)	(1,686,429)

Units, end of period	839,087	626,460	8,819,903	7,165,081	10,715,429	11,475,507

See accompanying notes.

44 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series II		Lifestyle Growth Portfolio Series NAV		Lifestyle Moderate Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$101,289,385	$76,892,658	$144,879	$110,286	$282,233	$179,520
Expenses:
Mortality and expense risk and administrative charges	(63,273,577)	(68,471,327)	(74,595)	(80,282)	(116,431)	(100,436)

Net investment income (loss)	38,015,808	8,421,331	70,284	30,004	165,802	79,084

Realized gains (losses) on investments:
Capital gain distributions received	241,747,006	221,461,993	312,127	277,795	320,312	199,252
Net realized gain (loss)	61,496,524	79,101,936	5,054	2,633	49,130	40,981

Realized gains (losses)	303,243,530	300,563,929	317,181	280,428	369,442	240,233

Unrealized appreciation (depreciation) during the period	158,764,059	556,917,670	294,140	805,833	504,785	793,704

Net increase (decrease) in net assets from operations	500,023,397	865,902,930	681,605	1,116,265	1,040,029	1,113,021

Changes from principal transactions:
Purchase payments	13,695,558	18,451,306	-	-	11,804	11,899
Transfers between sub-accounts and the company	(18,770,223)	(6,642,211)	-	-	2,487,859	1,416,304
Withdrawals	(439,448,075)	(524,004,510)	(435,642)	(939,960)	(898,227)	(1,033,719)
Annual contract fee	(34,944,835)	(37,596,629)	-	-	(39,870)	(35,359)

Net increase (decrease) in net assets from principal transactions	(479,467,575)	(549,792,044)	(435,642)	(939,960)	1,561,566	359,125

Total increase (decrease) in net assets	20,555,822	316,110,886	245,963	176,305	2,601,595	1,472,146
Net assets at beginning of period	4,925,106,114	4,608,995,228	6,144,525	5,968,220	9,197,640	7,725,494

Net assets at end of period	$4,945,661,936	$4,925,106,114	$6,390,488	$6,144,525	$11,799,235	$9,197,640

	2020	2019	2020	2019	2020	2019
Units, beginning of period	266,955,426	299,274,342	404,696	474,393	568,523	547,708
Units issued	13,094,844	6,941,849	286	-	163,987	111,268
Units redeemed	(40,080,400)	(39,260,765)	(30,290)	(69,697)	(74,322)	(90,453)

Units, end of period	239,969,870	266,955,426	374,692	404,696	658,188	568,523

See accompanying notes.

45 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Moderate Portfolio Series II		Managed Volatility Aggressive Portfolio Series I		Managed Volatility Aggressive Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$4,688,309	$3,013,232	$453,952	$531,374	$677,251	$721,581
Expenses:
Mortality and expense risk and administrative charges	(2,240,201)	(2,204,772)	(496,070)	(612,959)	(851,083)	(1,019,628)

Net investment income (loss)	2,448,108	808,460	(42,118)	(81,585)	(173,832)	(298,047)

Realized gains (losses) on investments:
Capital gain distributions received	5,662,817	4,008,704	381,834	4,067,688	638,893	6,459,918
Net realized gain (loss)	3,100,951	2,054,035	58,467	1,409,762	1,839,735	2,598,968

Realized gains (losses)	8,763,768	6,062,739	440,301	5,477,450	2,478,628	9,058,886

Unrealized appreciation (depreciation) during the period	6,083,476	14,980,914	(3,456,071)	1,811,360	(7,030,075)	2,484,857

Net increase (decrease) in net assets from operations	17,295,352	21,852,113	(3,057,888)	7,207,225	(4,725,279)	11,245,696

Changes from principal transactions:
Purchase payments	4,546,008	770,263	44,946	67,337	206,676	261,076
Transfers between sub-accounts and the company	34,518,511	20,303,648	(5,715,910)	(2,507,352)	(2,806,249)	(1,783,838)
Withdrawals	(18,308,912)	(19,788,413)	(1,412,212)	(3,599,752)	(4,677,326)	(6,242,222)
Annual contract fee	(1,387,674)	(1,450,998)	(150,886)	(163,432)	(243,554)	(267,690)

Net increase (decrease) in net assets from principal transactions	19,367,933	(165,500)	(7,234,062)	(6,203,199)	(7,520,453)	(8,032,674)

Total increase (decrease) in net assets	36,663,285	21,686,613	(10,291,950)	1,004,026	(12,245,732)	3,213,022
Net assets at beginning of period	170,456,387	148,769,774	41,517,216	40,513,190	66,468,124	63,255,102

Net assets at end of period	$207,119,672	$170,456,387	$31,225,266	$41,517,216	$54,222,392	$66,468,124

	2020	2019	2020	2019	2020	2019
Units, beginning of period	9,978,953	9,928,150	1,528,933	1,783,705	2,564,367	2,910,117
Units issued	4,261,084	2,469,897	32,389	12,337	64,895	14,823
Units redeemed	(3,168,021)	(2,419,094)	(333,574)	(267,109)	(391,514)	(360,573)

Units, end of period	11,072,016	9,978,953	1,227,748	1,528,933	2,237,748	2,564,367

See accompanying notes.

46 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series I		Managed Volatility Balanced Portfolio Series II		Managed Volatility Conservative Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$8,271,247	$7,294,097	$93,270,374	$82,882,535	$2,563,955	$2,193,566
Expenses:
Mortality and expense risk and administrative charges	(4,058,718)	(4,583,336)	(60,312,704)	(69,974,700)	(1,071,366)	(1,180,244)

Net investment income (loss)	4,212,529	2,710,761	32,957,670	12,907,835	1,492,589	1,013,322

Realized gains (losses) on investments:
Capital gain distributions received	17,530,333	16,725,060	215,763,897	214,223,687	1,184,301	–
Net realized gain (loss)	(1,478,390)	1,821,842	63,046,824	153,835,568	(1,611,639)	(2,338,916)

Realized gains (losses)	16,051,943	18,546,902	278,810,721	368,059,255	(427,338)	(2,338,916)

Unrealized appreciation (depreciation) during the period	(20,685,352)	36,668,260	(341,842,523)	331,765,674	516,878	12,150,373

Net increase (decrease) in net assets from operations	(420,880)	57,925,923	(30,074,132)	712,732,764	1,582,129	10,824,779

Changes from principal transactions:
Purchase payments	385,581	242,750	2,169,210	4,553,955	60,547	74,390
Transfers between sub-accounts and the company	(9,699,800)	(9,165,700)	(105,662,454)	(54,863,061)	(377,805)	160,420
Withdrawals	(29,880,589)	(36,435,983)	(480,136,593)	(576,169,031)	(8,755,825)	(11,300,150)
Annual contract fee	(1,898,369)	(2,000,545)	(28,880,028)	(31,954,827)	(426,468)	(447,365)

Net increase (decrease) in net assets from principal transactions	(41,093,177)	(47,359,478)	(612,509,865)	(658,432,964)	(9,499,551)	(11,512,705)

Total increase (decrease) in net assets	(41,514,057)	10,566,445	(642,583,997)	54,299,800	(7,917,422)	(687,926)
Net assets at beginning of period	380,723,844	370,157,399	4,759,115,107	4,704,815,307	93,727,154	94,415,080

Net assets at end of period	$339,209,787	$380,723,844	$4,116,531,110	$4,759,115,107	$85,809,732	$93,727,154

	2020	2019	2020	2019	2020	2019
Units, beginning of period	15,262,080	17,256,894	208,520,088	239,171,453	3,914,787	4,417,350
Units issued	153,836	160,005	1,696,014	1,488,323	186,736	198,983
Units redeemed	(1,858,752)	(2,154,819)	(29,724,872)	(32,139,688)	(583,554)	(701,546)

Units, end of period	13,557,164	15,262,080	180,491,230	208,520,088	3,517,969	3,914,787

See accompanying notes.

47 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Conservative Portfolio Series II		Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$21,358,948	$18,338,516	$7,171,868	$6,654,899	$108,322,616	$102,377,606
Expenses:
Mortality and expense risk and administrative charges	(11,499,577)	(12,784,255)	(3,963,228)	(4,548,856)	(83,852,484)	(100,459,857)

Net investment income (loss)	9,859,371	5,554,261	3,208,640	2,106,043	24,470,132	1,917,749

Realized gains (losses) on investments:
Capital gain distributions received	10,601,464	-	20,015,813	28,420,781	335,402,854	503,285,298
Net realized gain (loss)	(17,485,598)	(21,447,967)	2,823,439	9,916,117	249,467,827	216,197,873

Realized gains (losses)	(6,884,134)	(21,447,967)	22,839,252	38,336,898	584,870,681	719,483,171

Unrealized appreciation (depreciation) during the period	7,162,023	110,906,912	(39,170,192)	25,022,541	(867,599,691)	394,212,247

Net increase (decrease) in net assets from operations	10,137,260	95,013,206	(13,122,300)	65,465,482	(258,258,878)	1,115,613,167

Changes from principal transactions:
Purchase payments	357,271	1,366,866	234,353	1,293,917	4,847,513	7,602,717
Transfers between sub-accounts and the company	6,019,362	9,751,917	(12,136,532)	(9,304,330)	(222,911,326)	(128,360,214)
Withdrawals	(101,297,327)	(119,826,318)	(27,451,705)	(36,484,776)	(676,844,648)	(764,565,628)
Annual contract fee	(5,811,439)	(6,349,902)	(2,340,017)	(2,491,082)	(44,149,794)	(49,328,154)

Net increase (decrease) in net assets from principal transactions	(100,732,133)	(115,057,437)	(41,693,901)	(46,986,271)	(939,058,255)	(934,651,279)

Total increase (decrease) in net assets	(90,594,873)	(20,044,231)	(54,816,201)	18,479,211	(1,197,317,133)	180,961,888
Net assets at beginning of period	845,498,208	865,542,439	398,917,605	380,438,394	6,896,470,706	6,715,508,818

Net assets at end of period	$754,903,335	$845,498,208	$344,101,404	$398,917,605	$5,699,153,573	$6,896,470,706

	2020	2019	2020	2019	2020	2019
Units, beginning of period	42,134,682	48,163,939	16,743,641	18,851,163	296,880,687	339,906,281
Units issued	2,104,645	1,673,045	73,488	145,917	2,211,912	1,713,561
Units redeemed	(7,129,250)	(7,702,302)	(1,983,370)	(2,253,439)	(46,071,658)	(44,739,155)

Units, end of period	37,110,077	42,134,682	14,833,759	16,743,641	253,020,941	296,880,687

See accompanying notes.

48 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Growth Portfolio Series NAV		Managed Volatility Moderate Portfolio Series I		Managed Volatility Moderate Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$9,034	$7,829	$3,255,421	$2,904,103	$32,143,284	$27,740,253
Expenses:
Mortality and expense risk and administrative charges	(4,824)	(5,153)	(1,526,679)	(1,742,608)	(19,003,816)	(21,597,429)

Net investment income (loss)	4,210	2,676	1,728,742	1,161,495	13,139,468	6,142,824

Realized gains (losses) on investments:
Capital gain distributions received	24,173	31,488	5,724,670	5,193,328	61,067,891	54,922,435
Net realized gain (loss)	2,517	1,774	(3,161,126)	(1,643,390)	(19,941,092)	(7,037,781)

Realized gains (losses)	26,690	33,262	2,563,544	3,549,938	41,126,799	47,884,654

Unrealized appreciation (depreciation) during the period	(41,657)	35,777	(2,705,385)	15,563,806	(41,058,617)	152,559,297

Net increase (decrease) in net assets from operations	(10,757)	71,715	1,586,901	20,275,239	13,207,650	206,586,775

Changes from principal transactions:
Purchase payments	-	-	68,962	71,708	950,897	4,628,945
Transfers between sub-accounts and the company	–	–	(5,034,605)	(3,957,776)	(28,793,468)	(6,969,944)
Withdrawals	(21,324)	(21,357)	(13,482,534)	(13,991,527)	(141,071,313)	(198,892,878)
Annual contract fee	-	-	(672,315)	(719,785)	(9,530,053)	(10,441,026)

Net increase (decrease) in net assets from principal transactions	(21,324)	(21,357)	(19,120,492)	(18,597,380)	(178,443,937)	(211,674,903)

Total increase (decrease) in net assets	(32,081)	50,358	(17,533,591)	1,677,859	(165,236,287)	(5,088,128)
Net assets at beginning of period	458,651	408,293	141,679,779	140,001,920	1,476,853,070	1,481,941,198

Net assets at end of period	$426,570	$458,651	$124,146,188	$141,679,779	$1,311,616,783	$1,476,853,070

	2020	2019	2020	2019	2020	2019
Units, beginning of period	19,749	20,790	5,471,606	6,226,658	67,001,075	77,231,623
Units issued	–	–	73,291	121,461	890,745	875,748
Units redeemed	(901)	(1,041)	(813,003)	(876,513)	(9,197,119)	(11,106,296)

Units, end of period	18,848	19,749	4,731,894	5,471,606	58,694,701	67,001,075

See accompanying notes.

49 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series I		Mid Cap Index Trust Series II		Mid Cap Stock Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,133,971	$918,404	$695,050	$550,673	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(952,112)	(1,097,048)	(791,030)	(960,626)	(2,007,803)	(1,795,167)

Net investment income (loss)	181,859	(178,644)	(95,980)	(409,953)	(2,007,803)	(1,795,167)

Realized gains (losses) on investments:
Capital gain distributions received	7,533,083	6,717,704	5,237,555	4,889,787	20,449,383	19,662,641
Net realized gain (loss)	(1,861,080)	(163,892)	(741,363)	399,233	5,336,246	2,333,527

Realized gains (losses)	5,672,003	6,553,812	4,496,192	5,289,020	25,785,629	21,996,168

Unrealized appreciation (depreciation) during the period	3,048,095	11,079,914	594,760	7,787,940	51,060,803	15,486,181

Net increase (decrease) in net assets from operations	8,901,957	17,455,082	4,994,972	12,667,007	74,838,629	35,687,182

Changes from principal transactions:
Purchase payments	120,611	105,479	58,384	71,050	205,794	115,659
Transfers between sub-accounts and the company	(3,756,770)	(3,300,106)	(2,800,292)	(3,466,702)	(11,623,546)	(5,117,313)
Withdrawals	(7,342,819)	(7,638,193)	(5,222,939)	(5,982,160)	(12,647,958)	(11,365,661)
Annual contract fee	(217,604)	(248,065)	(171,556)	(206,895)	(441,033)	(436,438)

Net increase (decrease) in net assets from principal transactions	(11,196,582)	(11,080,885)	(8,136,403)	(9,584,707)	(24,506,743)	(16,803,753)

Total increase (decrease) in net assets	(2,294,625)	6,374,197	(3,141,431)	3,082,300	50,331,886	18,883,429
Net assets at beginning of period	83,184,093	76,809,896	60,113,618	57,031,318	131,034,144	112,150,715

Net assets at end of period	$80,889,468	$83,184,093	$56,972,187	$60,113,618	$181,366,030	$131,034,144

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,882,040	2,156,341	1,468,191	1,719,916	3,149,775	3,593,496
Units issued	132,502	19,980	31,741	24,991	68,845	101,578
Units redeemed	(370,924)	(294,281)	(247,900)	(276,716)	(570,520)	(545,299)

Units, end of period	1,643,618	1,882,040	1,252,032	1,468,191	2,648,100	3,149,775

See accompanying notes.

50 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Stock Trust Series II		Mid Value Trust Series I		Mid Value Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$-	$616,597	$463,240	$532,657	$378,074
Expenses:
Mortality and expense risk and administrative charges	(1,307,240)	(1,166,129)	(536,667)	(612,450)	(591,808)	(692,683)

Net investment income (loss)	(1,307,240)	(1,166,129)	79,930	(149,210)	(59,151)	(314,609)

Realized gains (losses) on investments:
Capital gain distributions received	12,805,016	11,941,184	875,711	5,395,718	852,149	5,456,032
Net realized gain (loss)	3,130,804	(172,103)	(2,684,926)	(1,635,580)	(3,082,537)	(1,849,772)

Realized gains (losses)	15,935,820	11,769,081	(1,809,215)	3,760,138	(2,230,388)	3,606,260

Unrealized appreciation (depreciation) during the period	27,578,659	9,174,326	4,612,166	3,313,397	4,580,256	3,525,078

Net increase (decrease) in net assets from operations	42,207,239	19,777,278	2,882,881	6,924,325	2,290,717	6,816,729

Changes from principal transactions:
Purchase payments	131,399	111,364	56,365	76,745	184,933	122,819
Transfers between sub-accounts and the company	(4,216,917)	(1,989,819)	(1,125,217)	(709,109)	(1,435,860)	(577,592)
Withdrawals	(7,553,541)	(6,822,116)	(3,248,757)	(3,755,136)	(3,166,843)	(5,005,444)
Annual contract fee	(258,970)	(232,764)	(102,641)	(116,158)	(121,121)	(141,985)

Net increase (decrease) in net assets from principal transactions	(11,898,029)	(8,933,335)	(4,420,250)	(4,503,658)	(4,538,891)	(5,602,202)

Total increase (decrease) in net assets	30,309,210	10,843,943	(1,537,369)	2,420,667	(2,248,174)	1,214,527
Net assets at beginning of period	74,431,293	63,587,350	43,106,122	40,685,455	43,145,664	41,931,137

Net assets at end of period	$104,740,503	$74,431,293	$41,568,753	$43,106,122	$40,897,490	$43,145,664

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,491,827	1,679,065	1,197,829	1,332,351	1,272,276	1,448,284
Units issued	102,991	79,412	31,130	17,040	41,216	32,103
Units redeemed	(303,297)	(266,650)	(160,191)	(151,562)	(191,126)	(208,111)

Units, end of period	1,291,521	1,491,827	1,068,768	1,197,829	1,122,366	1,272,276

See accompanying notes.

51 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money Market Trust Series I		Money Market Trust Series II		Money-Market Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$70,323	$506,096	$259,321	$2,066,662	$14,928	$94,245
Expenses:
Mortality and expense risk and administrative charges	(316,409)	(381,287)	(1,489,882)	(1,773,961)	(67,297)	(73,314)

Net investment income (loss)	(246,086)	124,809	(1,230,561)	292,701	(52,369)	20,931

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-	-

Realized gains (losses)	-	-	-	-	-	-

Unrealized appreciation (depreciation) during the period	(2)	(2)	1	–	(1)	(2)

Net increase (decrease) in net assets from operations	(246,088)	124,807	(1,230,560)	292,701	(52,370)	20,929

Changes from principal transactions:
Purchase payments	-	-	-	52,198	-	-
Transfers between sub-accounts and the company	(1,493,270)	(1,513,562)	(2,994,277)	(2,750,198)	44,056	53,388
Withdrawals	(1,305,746)	(3,818,617)	(13,914,531)	(15,460,994)	(285,215)	(397,078)
Annual contract fee	(88,096)	(107,898)	(1,178,687)	(1,306,937)	(27,817)	(30,161)

Net increase (decrease) in net assets from principal transactions	(2,887,112)	(5,440,077)	(18,087,495)	(19,465,931)	(268,976)	(373,851)

Total increase (decrease) in net assets	(3,133,200)	(5,315,270)	(19,318,055)	(19,173,230)	(321,346)	(352,922)
Net assets at beginning of period	23,529,238	28,844,508	111,045,980	130,219,210	4,644,968	4,997,890

Net assets at end of period	$20,396,038	$23,529,238	$91,727,925	$111,045,980	$4,323,622	$4,644,968

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,613,238	1,992,848	9,749,906	11,460,162	375,823	405,768
Units issued	16,249	25,979	345,073	117,064	17,429	17,679
Units redeemed	(211,101)	(405,589)	(1,944,784)	(1,827,320)	(39,075)	(47,624)

Units, end of period	1,418,386	1,613,238	8,150,195	9,749,906	354,177	375,823

See accompanying notes.

52 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset		Real Estate Securities Trust Series I		Real Estate Securities Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$308,370	$205,147	$495,888	$633,400	$498,129	$646,959
Expenses:
Mortality and expense risk and administrative charges	(103,515)	(122,928)	(377,312)	(454,435)	(436,355)	(532,265)

Net investment income (loss)	204,855	82,219	118,576	178,965	61,774	114,694

Realized gains (losses) on investments:
Capital gain distributions received	-	-	2,951,775	240,936	3,284,785	267,558
Net realized gain (loss)	(139,858)	(61,128)	1,172,928	1,974,082	1,268,257	1,795,616

Realized gains (losses)	(139,858)	(61,128)	4,124,703	2,215,018	4,553,042	2,063,174

Unrealized appreciation (depreciation) during the period	233,994	721,923	(6,656,852)	4,777,483	(7,518,234)	5,718,139

Net increase (decrease) in net assets from operations	298,991	743,014	(2,413,573)	7,171,466	(2,903,418)	7,896,007

Changes from principal transactions:
Purchase payments	-	-	39,521	72,933	39,845	51,085
Transfers between sub-accounts and the company	(658,298)	(326,747)	(1,212,926)	(772,553)	(1,807,118)	264,868
Withdrawals	(467,548)	(577,339)	(1,666,765)	(2,768,341)	(2,670,293)	(3,684,693)
Annual contract fee	(17,671)	(19,713)	(46,212)	(56,368)	(87,771)	(104,207)

Net increase (decrease) in net assets from principal transactions	(1,143,517)	(923,799)	(2,886,382)	(3,524,329)	(4,525,337)	(3,472,947)

Total increase (decrease) in net assets	(844,526)	(180,785)	(5,299,955)	3,647,137	(7,428,755)	4,423,060
Net assets at beginning of period	7,848,764	8,029,549	30,586,853	26,939,716	34,623,536	30,200,476

Net assets at end of period	$7,004,238	$7,848,764	$25,286,898	$30,586,853	$27,194,781	$34,623,536

	2020	2019	2020	2019	2020	2019
Units, beginning of period	367,008	411,974	475,800	534,733	729,668	804,076
Units issued	3,878	3,821	17,423	30,430	55,749	49,951
Units redeemed	(61,863)	(48,787)	(70,444)	(89,363)	(161,195)	(124,359)

Units, end of period	309,023	367,008	422,779	475,800	624,222	729,668

See accompanying notes.

53 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series I		Science & Technology Trust Series II		Select Bond Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$119,705	$-	$-	$4,866,453	$4,281,363
Expenses:
Mortality and expense risk and administrative charges	(1,666,199)	(1,445,798)	(879,495)	(749,039)	(1,463,162)	(1,524,554)

Net investment income (loss)	(1,666,199)	(1,326,093)	(879,495)	(749,039)	3,403,291	2,756,809

Realized gains (losses) on investments:
Capital gain distributions received	12,144,958	17,018,351	6,445,636	8,492,269	-	-
Net realized gain (loss)	6,736,204	6,790,656	3,989,285	2,778,943	364,314	(99,266)

Realized gains (losses)	18,881,162	23,809,007	10,434,921	11,271,212	364,314	(99,266)

Unrealized appreciation (depreciation) during the period	34,701,432	6,915,637	15,867,868	3,639,446	8,131,154	10,133,756

Net increase (decrease) in net assets from operations	51,916,395	29,398,551	25,423,294	14,161,619	11,898,759	12,791,299

Changes from principal transactions:
Purchase payments	167,461	126,172	89,355	76,065	31,167	153,124
Transfers between sub-accounts and the company	(4,379,660)	(4,165,713)	446,763	(2,436,481)	5,518,680	12,033,367
Withdrawals	(10,116,337)	(8,578,743)	(3,751,689)	(4,449,560)	(13,324,694)	(17,797,593)
Annual contract fee	(210,546)	(208,610)	(192,584)	(166,753)	(1,132,138)	(1,190,927)

Net increase (decrease) in net assets from principal transactions	(14,539,082)	(12,826,894)	(3,408,155)	(6,976,729)	(8,906,985)	(6,802,029)

Total increase (decrease) in net assets	37,377,313	16,571,657	22,015,139	7,184,890	2,991,774	5,989,270
Net assets at beginning of period	101,864,379	85,292,722	49,722,093	42,537,203	168,846,936	162,857,666

Net assets at end of period	$139,241,692	$101,864,379	$71,737,232	$49,722,093	$171,838,710	$168,846,936

	2020	2019	2020	2019	2020	2019
Units, beginning of period	2,201,413	2,511,294	929,263	1,080,860	11,230,425	11,694,988
Units issued	184,333	82,500	232,349	124,161	1,627,143	1,039,648
Units redeemed	(465,760)	(392,381)	(297,021)	(275,758)	(2,285,139)	(1,504,211)

Units, end of period	1,919,986	2,201,413	864,591	929,263	10,572,429	11,230,425

See accompanying notes.

54 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Select Bond Trust Series II		Short Term Government Income Trust Series I		Short Term Government Income Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$10,305,383	$8,854,494	$392,664	$396,255	$386,969	$288,615
Expenses:
Mortality and expense risk and administrative charges	(5,535,549)	(5,578,220)	(348,896)	(358,924)	(400,969)	(322,279)

Net investment income (loss)	4,769,834	3,276,274	43,768	37,331	(14,000)	(33,664)

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	-	-
Net realized gain (loss)	8,688,259	1,733,549	(54,967)	(285,936)	428,071	(143,997)

Realized gains (losses)	8,688,259	1,733,549	(54,967)	(285,936)	428,071	(143,997)

Unrealized appreciation (depreciation) during the period	12,717,320	21,582,342	480,595	702,417	(60,337)	489,970

Net increase (decrease) in net assets from operations	26,175,413	26,592,165	469,396	453,812	353,734	312,309

Changes from principal transactions:
Purchase payments	114,059	160,371	138,674	28,559	22,027	21,549
Transfers between sub-accounts and the company	28,282,249	(62,662,411)	943,837	1,757,726	13,198,375	3,798,367
Withdrawals	(42,744,819)	(48,563,846)	(2,636,943)	(3,928,367)	(9,226,436)	(5,965,941)
Annual contract fee	(2,150,889)	(2,239,783)	(40,952)	(50,148)	(73,101)	(66,342)

Net increase (decrease) in net assets from principal transactions	(16,499,400)	(113,305,669)	(1,595,384)	(2,192,230)	3,920,865	(2,212,367)

Total increase (decrease) in net assets	9,676,013	(86,713,504)	(1,125,988)	(1,738,418)	4,274,599	(1,900,058)
Net assets at beginning of period	369,066,054	455,779,558	23,038,429	24,776,847	19,947,254	21,847,312

Net assets at end of period	$378,742,067	$369,066,054	$21,912,441	$23,038,429	$24,221,853	$19,947,254

	2020	2019	2020	2019	2020	2019
Units, beginning of period	26,548,850	35,085,514	1,869,108	2,048,837	1,683,089	1,870,549
Units issued	21,215,110	5,093,907	436,541	478,788	2,011,877	601,313
Units redeemed	(22,364,242)	(13,630,571)	(558,472)	(658,517)	(1,691,943)	(788,773)

Units, end of period	25,399,718	26,548,850	1,747,177	1,869,108	2,003,023	1,683,089

See accompanying notes.

55 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series I		Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$143,471	$116,894	$304,463	$224,805	$180,943	$122,885
Expenses:
Mortality and expense risk and administrative charges	(159,442)	(185,575)	(403,069)	(471,382)	(385,835)	(472,264)

Net investment income (loss)	(15,971)	(68,681)	(98,606)	(246,577)	(204,892)	(349,379)

Realized gains (losses) on investments:
Capital gain distributions received	744,821	1,114,217	1,822,232	2,669,239	1,495,806	2,607,034
Net realized gain (loss)	(57,061)	123,505	268,388	524,531	(1,748,266)	(987,671)

Realized gains (losses)	687,760	1,237,722	2,090,620	3,193,770	(252,460)	1,619,363

Unrealized appreciation (depreciation) during the period	1,146,843	1,301,419	2,353,665	3,004,989	2,420,411	5,406,507

Net increase (decrease) in net assets from operations	1,818,632	2,470,460	4,345,679	5,952,182	1,963,059	6,676,491

Changes from principal transactions:
Purchase payments	34,050	28,020	81,269	50,340	66,138	56,786
Transfers between sub-accounts and the company	(324,596)	(682,354)	(1,474,604)	(767,068)	(785,686)	(1,250,592)
Withdrawals	(590,435)	(1,306,632)	(2,217,148)	(2,947,927)	(2,520,468)	(2,984,538)
Annual contract fee	(27,084)	(32,692)	(107,971)	(124,799)	(60,719)	(75,306)

Net increase (decrease) in net assets from principal transactions	(908,065)	(1,993,658)	(3,718,454)	(3,789,454)	(3,300,735)	(4,253,650)

Total increase (decrease) in net assets	910,567	476,802	627,225	2,162,728	(1,337,676)	2,422,841
Net assets at beginning of period	11,902,313	11,425,511	29,572,357	27,409,629	31,997,017	29,574,176

Net assets at end of period	$12,812,880	$11,902,313	$30,199,582	$29,572,357	$30,659,341	$31,997,017

	2020	2019	2020	2019	2020	2019
Units, beginning of period	333,681	394,435	824,184	939,136	765,207	874,606
Units issued	13,727	11,987	30,746	36,389	35,395	13,692
Units redeemed	(41,325)	(72,741)	(136,931)	(151,341)	(123,439)	(123,091)

Units, end of period	306,083	333,681	717,999	824,184	677,163	765,207

See accompanying notes.

56 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Opportunities Trust Series II		Small Cap Stock Trust Series I		Small Cap Stock Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$107,646	$42,193	$-	$-	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(328,158)	(403,542)	(7,831)	(6,563)	(448,116)	(468,418)

Net investment income (loss)	(220,512)	(361,349)	(7,831)	(6,563)	(448,116)	(468,418)

Realized gains (losses) on investments:
Capital gain distributions received	1,215,087	2,140,414	116,693	210,056	3,955,282	9,323,728
Net realized gain (loss)	(1,508,348)	(914,452)	13,394	11,780	(256,908)	392,917

Realized gains (losses)	(293,261)	1,225,962	130,087	221,836	3,698,374	9,716,645

Unrealized appreciation (depreciation) during the period	2,117,508	4,424,779	291,252	12,278	9,278,715	(354,688)

Net increase (decrease) in net assets from operations	1,603,735	5,289,392	413,508	227,551	12,528,973	8,893,539

Changes from principal transactions:
Purchase payments	20,356	25,053	-	-	57,731	33,137
Transfers between sub-accounts and the company	(574,100)	(617,484)	8,014	45,807	(3,440,036)	(672,626)
Withdrawals	(2,389,411)	(2,717,646)	(50,493)	(84,814)	(2,599,509)	(1,977,392)
Annual contract fee	(74,315)	(89,897)	(242)	(210)	(78,656)	(81,693)

Net increase (decrease) in net assets from principal transactions	(3,017,470)	(3,399,974)	(42,721)	(39,217)	(6,060,470)	(2,698,574)

Total increase (decrease) in net assets	(1,413,735)	1,889,418	370,787	188,334	6,468,503	6,194,965
Net assets at beginning of period	25,691,957	23,802,539	824,976	636,642	31,804,821	25,609,856

Net assets at end of period	$24,278,222	$25,691,957	$1,195,763	$824,976	$38,273,324	$31,804,821

	2020	2019	2020	2019	2020	2019
Units, beginning of period	656,858	753,786	25,747	27,172	790,917	865,860
Units issued	36,565	18,495	1,543	2,629	69,455	106,247
Units redeemed	(120,460)	(115,423)	(2,502)	(4,054)	(220,719)	(181,190)

Units, end of period	572,963	656,858	24,788	25,747	639,653	790,917

See accompanying notes.

57 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series I		Small Cap Value Trust Series II		Small Company Value Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$5,626	$4,024	$152,472	$91,361	$89,261	$314,349
Expenses:
Mortality and expense risk and administrative charges	(4,825)	(6,550)	(275,824)	(365,238)	(472,151)	(553,217)

Net investment income (loss)	801	(2,526)	(123,352)	(273,877)	(382,890)	(238,868)

Realized gains (losses) on investments:
Capital gain distributions received	62,464	48,276	2,088,545	1,633,611	2,046,170	17,627,588
Net realized gain (loss)	(44,108)	(5,664)	(2,611,214)	(1,191,476)	(6,833,219)	(855,594)

Realized gains (losses)	18,356	42,612	(522,669)	442,135	(4,787,049)	16,771,994

Unrealized appreciation (depreciation) during the period	(69,638)	113,265	(1,672,587)	5,041,839	7,261,500	(8,775,220)

Net increase (decrease) in net assets from operations	(50,481)	153,351	(2,318,608)	5,210,097	2,091,561	7,757,906

Changes from principal transactions:
Purchase payments	-	-	25,229	30,459	76,008	57,531
Transfers between sub-accounts and the company	24,442	4,579	(394,211)	(1,127,702)	(1,264,885)	(631,653)
Withdrawals	(97,021)	(36,006)	(1,626,135)	(1,944,038)	(2,406,159)	(2,835,186)
Annual contract fee	(103)	(122)	(48,911)	(63,462)	(64,213)	(75,819)

Net increase (decrease) in net assets from principal transactions	(72,682)	(31,549)	(2,044,028)	(3,104,743)	(3,659,249)	(3,485,127)

Total increase (decrease) in net assets	(123,163)	121,802	(4,362,636)	2,105,354	(1,567,688)	4,272,779
Net assets at beginning of period	738,937	617,135	24,815,016	22,709,662	38,287,441	34,014,662

Net assets at end of period	$615,774	$738,937	$20,452,380	$24,815,016	$36,719,753	$38,287,441

	2020	2019	2020	2019	2020	2019
Units, beginning of period	22,312	23,369	727,481	825,018	765,198	840,097
Units issued	3,380	468	126,440	28,175	24,726	16,991
Units redeemed	(5,661)	(1,525)	(197,228)	(125,712)	(108,591)	(91,890)

Units, end of period	20,031	22,312	656,693	727,481	681,333	765,198

See accompanying notes.

58 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series II		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$35,002	$247,387	$434,509	$767,884	$421,633	$780,348
Expenses:
Mortality and expense risk and administrative charges	(491,685)	(589,746)	(397,404)	(421,857)	(467,458)	(507,331)

Net investment income (loss)	(456,683)	(342,359)	37,105	346,027	(45,825)	273,017

Realized gains (losses) on investments:
Capital gain distributions received	2,124,872	18,374,164	-	-	-	-
Net realized gain (loss)	(6,814,606)	(2,354,195)	39,859	(96,159)	40,929	(113,061)

Realized gains (losses)	(4,689,734)	16,019,969	39,859	(96,159)	40,929	(113,061)

Unrealized appreciation (depreciation) during the period	7,140,816	(7,947,973)	1,669,654	2,264,222	1,736,879	2,526,678

Net increase (decrease) in net assets from operations	1,994,399	7,729,637	1,746,618	2,514,090	1,731,983	2,686,634

Changes from principal transactions:
Purchase payments	34,932	103,441	16,210	17,351	25,928	26,975
Transfers between sub-accounts and the company	(1,039,371)	(874,563)	(175,829)	(676,336)	(18,686)	1,508,389
Withdrawals	(2,798,978)	(3,248,422)	(2,378,458)	(2,685,552)	(2,453,839)	(3,926,670)
Annual contract fee	(98,488)	(115,210)	(39,740)	(41,990)	(82,065)	(93,086)

Net increase (decrease) in net assets from principal transactions	(3,901,905)	(4,134,754)	(2,577,817)	(3,386,527)	(2,528,662)	(2,484,392)

Total increase (decrease) in net assets	(1,907,506)	3,594,883	(831,199)	(872,437)	(796,679)	202,242
Net assets at beginning of period	38,190,461	34,595,578	28,056,708	28,929,145	30,786,382	30,584,140

Net assets at end of period	$36,282,955	$38,190,461	$27,225,509	$28,056,708	$29,989,703	$30,786,382

	2020	2019	2020	2019	2020	2019
Units, beginning of period	972,522	1,082,149	1,167,636	1,319,270	1,383,336	1,489,159
Units issued	26,490	24,700	36,237	48,201	131,240	157,549
Units redeemed	(137,672)	(134,327)	(143,984)	(199,835)	(257,548)	(263,372)

Units, end of period	861,340	972,522	1,059,889	1,167,636	1,257,028	1,383,336

See accompanying notes.

59 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Series Trust NAV		Total Bond Market Trust Series II		Total Stock Market Index Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$2,035,467	$2,084,010	$1,529,112	$1,130,997	$706,744	$657,248
Expenses:
Mortality and expense risk and administrative charges	(793,845)	(821,512)	(984,406)	(777,364)	(601,042)	(625,757)

Net investment income (loss)	1,241,622	1,262,498	544,706	353,633	105,702	31,491

Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	3,524,641	2,841,844
Net realized gain (loss)	168,421	(724,814)	2,412,284	(404,354)	843,167	769,286

Realized gains (losses)	168,421	(724,814)	2,412,284	(404,354)	4,367,808	3,611,130

Unrealized appreciation (depreciation) during the period	4,019,879	5,874,011	284,581	3,373,510	3,018,009	6,687,219

Net increase (decrease) in net assets from operations	5,429,922	6,411,695	3,241,571	3,322,789	7,491,519	10,329,840

Changes from principal transactions:
Purchase payments	4,934	107,673	58,189	18,036	28,675	59,727
Transfers between sub-accounts and the company	4,557,666	7,039,600	36,528,592	8,219,047	(1,284,193)	(996,484)
Withdrawals	(7,958,444)	(10,864,580)	(16,663,194)	(12,445,539)	(3,742,585)	(3,938,575)
Annual contract fee	(787,607)	(848,827)	(498,542)	(395,817)	(64,834)	(70,310)

Net increase (decrease) in net assets from principal transactions	(4,183,451)	(4,566,134)	19,425,045	(4,604,273)	(5,062,937)	(4,945,642)

Total increase (decrease) in net assets	1,246,471	1,845,561	22,666,616	(1,281,484)	2,428,582	5,384,198
Net assets at beginning of period	91,184,111	89,338,550	52,973,295	54,254,779	44,392,596	39,008,398

Net assets at end of period	$92,430,582	$91,184,111	$75,639,911	$52,973,295	$46,821,178	$44,392,596

	2020	2019	2020	2019	2020	2019
Units, beginning of period	6,564,337	6,903,807	4,043,213	4,408,111	1,485,619	1,667,740
Units issued	1,068,799	633,115	4,010,062	1,406,525	27,453	10,081
Units redeemed	(1,380,766)	(972,585)	(2,582,749)	(1,771,423)	(202,654)	(192,202)

Units, end of period	6,252,370	6,564,337	5,470,526	4,043,213	1,310,418	1,485,619

See accompanying notes.

60 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series II		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$540,988	$473,307	$209,284	$152,733	$4,115,145	$3,219,407
Expenses:
Mortality and expense risk and administrative charges	(568,303)	(570,504)	(95,595)	(82,613)	(3,300,598)	(2,617,704)

Net investment income (loss)	(27,315)	(97,197)	113,689	70,120	814,547	601,703

Realized gains (losses) on investments:
Capital gain distributions received	3,014,850	2,348,543	-	-	-	-
Net realized gain (loss)	2,302,867	2,769,113	964	135,503	136,932	1,159,370

Realized gains (losses)	5,317,717	5,117,656	964	135,503	136,932	1,159,370

Unrealized appreciation (depreciation) during the period	1,125,286	3,341,110	(1,200)	965	(1,254,317)	717,222

Net increase (decrease) in net assets from operations	6,415,688	8,361,569	113,453	206,588	(302,838)	2,478,295

Changes from principal transactions:
Purchase payments	30,630	27,675	-	-	2,095,242	636,508
Transfers between sub-accounts and the company	(1,099,653)	(1,261,664)	7,351,836	10,620,324	225,669,128	212,880,410
Withdrawals	(1,924,895)	(3,113,183)	(4,569,079)	(11,580,080)	(208,673,763)	(175,298,097)
Annual contract fee	(139,328)	(145,640)	(85,062)	(57,577)	(1,478,317)	(1,264,283)

Net increase (decrease) in net assets from principal transactions	(3,133,246)	(4,492,812)	2,697,695	(1,017,333)	17,612,290	36,954,538

Total increase (decrease) in net assets	3,282,442	3,868,757	2,811,148	(810,745)	17,309,452	39,432,833
Net assets at beginning of period	36,133,626	32,264,869	9,489,340	10,300,085	216,056,209	176,623,376

Net assets at end of period	$39,416,068	$36,133,626	$12,300,488	$9,489,340	$233,365,661	$216,056,209

	2020	2019	2020	2019	2020	2019
Units, beginning of period	967,269	1,097,829	775,048	859,864	18,954,068	15,670,778
Units issued	38,881	13,103	1,043,271	1,066,380	21,148,553	18,610,432
Units redeemed	(121,085)	(143,663)	(820,176)	(1,151,196)	(19,697,387)	(15,327,142)

Units, end of period	885,065	967,269	998,143	775,048	20,405,234	18,954,068

See accompanying notes.

61 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Value Opportunities
	2020	2019
Income:
Dividend distributions received	$28,221	$44,056
Expenses:
Mortality and expense risk and administrative charges	(41,542)	(42,151)

Net investment income (loss)	(13,321)	1,905

Realized gains (losses) on investments:
Capital gain distributions received	187,027	232,014
Net realized gain (loss)	179,870	120,838

Realized gains (losses)	366,897	352,852

Unrealized appreciation (depreciation) during the period	134,335	324,136

Net increase (decrease) in net assets from operations	487,911	678,893

Changes from principal transactions:
Purchase payments	-	-
Transfers between sub-accounts and the company	(110,730)	(78,960)
Withdrawals	(292,265)	(309,355)
Annual contract fee	(9,351)	(9,753)

Net increase (decrease) in net assets from principal transactions	(412,346)	(398,068)

Total increase (decrease) in net assets	75,565	280,825
Net assets at beginning of period	2,961,168	2,680,343

Net assets at end of period	$3,036,733	$2,961,168

	2020	2019
Units, beginning of period	32,597	39,596
Units issued	121	10
Units redeemed	(5,115)	(7,009)

Units, end of period	27,603	32,597

See accompanying notes.

62 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 107 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 5 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

63 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

64 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

See accompanying notes.

65 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Mutual Funds
Affiliated	$27,755,786,321	-	-	27,755,786,321
NonAffiliated	$26,981,123	-	-	26,981,123

Total	$27,782,767,444	-	-	27,782,767,444

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

66 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series I	$9,322,240	$20,990,870
500 Index Fund Series II	11,805,205	18,444,057
500 Index Fund Series NAV	14,015,282	32,688,638
Active Bond Trust Series I	4,014,613	5,829,739
Active Bond Trust Series II	36,453,210	33,427,263
American Asset Allocation Trust Series I	18,699,228	14,135,079
American Asset Allocation Trust Series II	113,539,432	109,092,405
American Asset Allocation Trust Series III	15,991,612	11,487,451
American Global Growth Trust Series II	18,005,656	35,253,082
American Global Growth Trust Series III	2,705,074	6,153,386
American Growth Trust Series II	83,576,297	153,481,047
American Growth Trust Series III	11,824,124	27,491,196
American Growth-Income Trust Series I	17,542,346	17,442,241
American Growth-Income Trust Series II	84,263,541	72,456,344
American Growth-Income Trust Series III	36,398,564	28,361,691
American International Trust Series II	34,009,904	54,915,732
American International Trust Series III	4,557,381	7,203,469
Basic Value Focus	281,662	622,824
Blue Chip Growth Trust Series I	41,399,696	41,602,352
Blue Chip Growth Trust Series II	25,429,190	29,256,229
Capital Appreciation Trust Series I	23,237,792	25,929,227
Capital Appreciation Trust Series II	16,706,656	18,181,091
Capital Appreciation Value Trust Series II	29,215,898	38,174,750
Core Bond Trust Series I	7,772,910	12,089,074
Core Bond Trust Series II	14,905,366	18,120,240
DWS Equity 500 Index	866,132	1,188,365
Emerging Markets Value Trust Series II	3,673,629	5,703,682
Emerging Markets Value Trust Series NAV	132,571	209,299
Equity Income Trust Series I	18,217,642	22,434,503
Equity Income Trust Series II	14,247,608	17,046,486
Financial Industries Trust Series I	1,290,778	2,073,919
Financial Industries Trust Series II	2,085,825	2,847,771
Fundamental All Cap Core Trust Series II	2,726,926	9,308,918
Fundamental Large Cap Value Trust Series I	6,815,847	24,066,437
Fundamental Large Cap Value Trust Series II	9,770,231	24,344,065
Global Allocation	17,651	47,934
Opportunistic Fixed Income Trust Series I	2,780,232	3,775,675
Opportunistic Fixed Income Trust Series II	9,705,723	14,985,164
Global Trust Series I	149,547,009	14,136,516
Global Trust Series II	961,186	4,887,281
Health Sciences Trust Series I	9,478,198	11,861,132
Health Sciences Trust Series II	15,738,393	11,545,502
High Yield Trust Series I	9,209,636	11,107,553
High Yield Trust Series II	7,843,396	11,599,443
International Equity Index Series I	1,330,150	4,037,262
International Equity Index Series II	2,118,602	2,817,835
International Equity Index Series NAV	577,306	1,281,649
International Small Company Trust Series I	1,288,424	2,653,504
International Small Company Trust Series II	1,530,906	2,029,545

67 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Disciplined Value International Trust Series I	$2,390,885	$6,792,082
Disciplined Value International Trust Series II	3,184,084	6,597,054
Investment Quality Bond Trust Series I	20,261,647	24,278,998
Investment Quality Bond Trust Series II	14,790,493	15,685,131
Lifestyle Aggressive Portfolio Series I	329,335	1,290,738
Lifestyle Aggressive Portfolio Series II	2,134,160	2,766,427
Lifestyle Balanced Portfolio Series I	7,816,877	5,988,636
Lifestyle Balanced Portfolio Series II	211,399,695	151,799,938
Lifestyle Conservative Portfolio Series I	7,398,831	3,491,101
Lifestyle Conservative Portfolio Series II	84,087,889	53,746,680
Lifestyle Growth Portfolio Series I	24,602,285	24,408,795
Lifestyle Growth Portfolio Series II	578,593,066	778,297,825
Lifestyle Growth Portfolio Series NAV	462,125	515,357
Lifestyle Moderate Portfolio Series I	3,341,637	1,293,955
Lifestyle Moderate Portfolio Series II	80,903,702	53,424,847
Managed Volatility Aggressive Portfolio Series I	1,521,410	8,415,756
Managed Volatility Aggressive Portfolio Series II	2,611,607	9,666,999
Managed Volatility Balanced Portfolio Series I	29,370,124	48,720,440
Managed Volatility Balanced Portfolio Series II	318,976,183	682,764,480
Managed Volatility Conservative Portfolio Series I	8,060,460	14,883,122
Managed Volatility Conservative Portfolio Series II	66,365,199	146,636,496
Managed Volatility Growth Portfolio Series I	28,538,769	47,008,215
Managed Volatility Growth Portfolio Series II	454,306,412	1,033,491,680
Managed Volatility Growth Portfolio Series NAV	33,207	26,148
Managed Volatility Moderate Portfolio Series I	10,837,941	22,505,024
Managed Volatility Moderate Portfolio Series II	106,765,780	211,002,358
Mid Cap Index Trust Series I	12,381,323	15,862,965
Mid Cap Index Trust Series II	6,840,128	9,834,957
Mid Cap Stock Trust Series I	23,546,864	29,612,028
Mid Cap Stock Trust Series II	18,351,864	18,752,118
Mid Value Trust Series I	2,403,587	5,868,195
Mid Value Trust Series II	2,495,769	6,241,660
Money Market Trust Series I	258,535	3,391,734
Money Market Trust Series II	3,622,531	22,940,586
Money-Market Trust Series NAV	224,811	546,157
Mutual Shares Trust Series I	27,798,631	161,271,194
PIMCO All Asset	385,658	1,324,321
Real Estate Securities Trust Series I	4,462,259	4,278,291
Real Estate Securities Trust Series II	6,101,522	7,280,300
Science & Technology Trust Series I	19,651,660	23,711,984
Science & Technology Trust Series II	20,740,086	18,582,099
Select Bond Trust Series I	30,922,923	36,426,618
Select Bond Trust Series II	314,435,992	326,165,557
Short Term Government Income Trust Series I	5,741,025	7,292,641
Short Term Government Income Trust Series II	24,730,613	20,823,746
Small Cap Index Trust Series I	1,358,842	1,538,056
Small Cap Index Trust Series II	2,937,375	4,932,204
Small Cap Opportunities Trust Series I	2,762,892	4,772,714
Small Cap Opportunities Trust Series II	2,377,085	4,399,978
Small Cap Stock Trust Series I	162,973	96,830
Small Cap Stock Trust Series II	7,105,487	9,658,790
Small Cap Value Trust Series I	173,123	182,539

68 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Small Cap Value Trust Series II	$5,262,921	$5,341,756
Small Company Value Trust Series I	3,085,671	5,081,641
Small Company Value Trust Series II	2,929,566	5,163,279
Strategic Income Opportunities Trust Series I	1,263,423	3,804,135
Strategic Income Opportunities Trust Series II	3,287,827	5,862,315
Total Bond Market Series Trust NAV	17,740,153	20,681,980
Total Bond Market Trust Series II	55,769,397	35,799,646
Total Stock Market Index Trust Series I	4,988,462	6,421,055
Total Stock Market Index Trust Series II	4,929,466	5,075,175
Ultra Short Term Bond Trust Series I	12,974,629	10,163,245
Ultra Short Term Bond Trust Series II	235,515,411	217,088,575
Value Opportunities	224,916	463,556

69 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund Series I(*)	2020	4,339	$36.94 to $32.81	$148,171	1.90 % to 0.45%	1.80%	17.58 % to 15.88%
	2019	4,843	31.41 to 28.31	142,077	1.90 to 0.45	1.66	30.47 to 28.59
	2018	5,483	24.08 to 22.02	124,393	1.90 to 0.45	1.30	-5.12 to -6.50
	2017	6,105	25.38 to 23.55	147,484	1.90 to 0.45	1.66	20.98 to 19.24
	2016	6,884	20.98 to 19.75	138,794	1.90 to 0.45	3.09	11.09 to 9.49

500 Index Fund Series II(*)	2020	1,953	36.33 to 31.88	63,007	2.05 to 0.45	1.59	17.30 to 15.43
	2019	2,243	30.97 to 27.62	62,608	2.05 to 0.45	1.51	30.24 to 28.17
	2018	2,418	23.78 to 21.55	52,639	2.05 to 0.45	1.13	-5.31 to -6.83
	2017	2,586	25.12 to 23.13	60,261	2.05 to 0.45	1.50	20.74 to 18.83
	2016	2,741	20.80 to 19.46	53,568	2.05 to 0.45	1.67	10.87 to 9.11

500 Index Fund Series NAV(*)	2020	5,504	36.04 to 30.50	193,699	2.05 to 0.80	1.82	17.19 to 15.73
	2019	6,220	30.75 to 26.36	187,147	2.05 to 0.80	1.69	30.11 to 28.50
	2018	7,468	23.63 to 20.51	173,126	2.05 to 0.80	1.31	-5.41 to -6.59
	2017	8,459	24.98 to 21.96	207,675	2.05 to 0.80	1.69	20.58 to 19.08
	2016	10,016	20.72 to 18.44	204,469	2.05 to 0.80	1.74	10.76 to 9.38

Active Bond Trust Series I(*)	2020	1,111	26.30 to 20.95	24,963	1.90 to 0.45	2.90	8.30 to 6.74
	2019	1,212	24.28 to 19.63	25,396	1.90 to 0.45	2.69	8.76 to 7.20
	2018	1,322	22.32 to 18.31	25,739	1.90 to 0.45	3.10	-1.05 to -2.48
	2017	1,451	22.56 to 18.77	28,904	1.90 to 0.45	3.43	4.37 to 2.88
	2016	1,603	21.62 to 18.25	30,912	1.90 to 0.45	3.56	3.87 to 2.38

Active Bond Trust Series II(*)	2020	6,336	19.84 to 14.41	134,054	2.05 to 1.00	2.78	7.48 to 6.36
	2019	6,290	18.65 to 13.40	124,667	2.05 to 1.00	2.53	7.94 to 6.81
	2018	6,520	17.46 to 12.42	120,639	2.05 to 1.00	2.89	-1.79 to -2.82
	2017	7,619	17.97 to 12.64	144,487	2.05 to 1.00	3.21	3.59 to 2.51
	2016	7,880	17.53 to 12.20	145,180	2.05 to 1.20	3.34	2.12 to -2.40

American Asset Allocation Trust Series I(*)	2020	4,605	28.64 to 23.49	115,923	1.90 to 0.45	1.35	11.51 to 9.91
	2019	4,963	25.68 to 21.37	113,208	1.90 to 0.45	1.34	20.24 to 18.50
	2018	5,496	21.36 to 18.03	104,975	1.90 to 0.45	1.57	-5.34 to -6.71
	2017	6,072	22.56 to 19.33	123,761	1.90 to 0.45	1.17	15.27 to 13.62
	2016	6,564	19.57 to 17.01	117,189	1.90 to 0.45	1.26	8.50 to 6.94

American Asset Allocation Trust Series II(*)	2020	36,881	24.54 to 22.67	888,734	2.05 to 1.00	1.24	10.80 to 9.64
	2019	41,211	22.15 to 20.67	900,004	2.05 to 1.00	1.22	19.47 to 18.22
	2018	47,315	18.54 to 17.49	868,429	2.05 to 1.00	1.47	-6.01 to -7.00
	2017	54,127	19.73 to 18.80	1,061,204	2.05 to 1.00	1.07	14.54 to 13.35
	2016	61,102	17.22 to 16.59	1,050,388	2.05 to 1.00	1.09	7.83 to 6.71

American Asset Allocation Trust Series III(*)	2020	4,203	30.07 to 27.30	124,838	1.55 to 0.80	1.70	11.55 to 10.71
	2019	4,588	26.96 to 24.66	122,259	1.55 to 0.80	1.67	20.19 to 19.30
	2018	5,240	22.43 to 20.67	116,316	1.55 to 0.80	1.91	-5.39 to -6.10
	2017	5,984	23.71 to 22.01	140,567	1.55 to 0.80	1.50	15.33 to 14.47
	2016	6,706	20.56 to 19.23	136,740	1.55 to 0.80	1.61	8.56 to 7.75

American Global Growth Trust Series II(*)	2020	4,896	33.99 to 31.05	161,922	2.05 to 1.00	0.07	28.51 to 27.16
	2019	5,857	26.45 to 24.42	151,504	2.05 to 1.00	0.54	33.32 to 31.93
	2018	6,911	19.84 to 18.51	134,638	2.05 to 1.00	0.57	-10.37 to -11.31
	2017	7,936	22.14 to 20.87	173,375	2.05 to 1.00	0.17	29.62 to 28.27
	2016	9,113	17.08 to 16.27	154,324	2.05 to 1.00	0.76	-0.89 to -1.93

American Global Growth Trust Series III(*)	2020	804	40.37 to 36.65	31,935	1.55 to 0.80	0.06	29.40 to 28.43
	2019	967	31.20 to 28.54	29,730	1.55 to 0.80	0.96	34.10 to 33.10
	2018	1,174	23.27 to 21.44	26,969	1.55 to 0.80	1.00	-9.77 to -10.45
	2017	1,253	25.79 to 23.94	31,918	1.55 to 0.80	0.56	30.30 to 29.33
	2016	1,575	19.79 to 18.51	30,846	1.55 to 0.80	1.27	-0.17 to -0.92

American Growth Trust Series II(*)	2020	9,063	93.16 to 70.22	631,754	2.05 to 0.45	0.08	50.77 to 48.38
	2019	11,474	61.79 to 47.32	535,195	2.05 to 0.45	0.73	29.61 to 27.55
	2018	13,671	47.67 to 37.10	495,562	2.05 to 0.45	0.30	-1.16 to -2.74
	2017	16,059	48.23 to 38.15	595,655	2.05 to 0.45	0.27	27.17 to 25.15
	2016	19,385	37.93 to 30.48	571,028	2.05 to 0.45	0.32	8.54 to 6.82

American Growth Trust Series III(*)	2020	1,954	53.18 to 48.28	102,290	1.55 to 0.80	0.08	50.77 to 49.64
	2019	2,594	35.27 to 32.26	90,208	1.55 to 0.80	1.17	29.76 to 28.79
	2018	3,093	27.18 to 25.05	82,982	1.55 to 0.80	0.71	-1.08 to -1.82
	2017	3,580	27.48 to 25.51	97,231	1.55 to 0.80	0.70	27.20 to 26.25
	2016	4,375	21.60 to 20.21	93,545	1.55 to 0.80	0.80	8.61 to 7.80

American Growth-Income Trust Series I(*)	2020	2,317	57.19 to 44.26	110,631	1.90 to 0.45	1.33	12.60 to 10.97
	2019	2,634	50.79 to 39.89	112,835	1.90 to 0.45	1.49	25.14 to 23.34
	2018	2,973	40.59 to 32.34	102,807	1.90 to 0.45	1.35	-2.62 to -4.03
	2017	3,388	41.68 to 33.70	121,608	1.90 to 0.45	1.03	21.49 to 19.74
	2016	3,892	34.31 to 28.14	116,152	1.90 to 0.45	1.59	10.61 to 9.01

70 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
American Growth-Income Trust Series II(*)	2020	10,493	$56.42 to $ 42.52	$448,301	2.05 % to 0.45%	1.26%	12.52 % to 10.72%
	2019	11,502	50.14 to 38.40	441,928	2.05 to 0.45	1.39	25.08 to 23.10
	2018	13,514	40.09 to 31.20	418,780	2.05 to 0.45	1.25	-2.71 to -4.26
	2017	15,764	41.20 to 32.59	507,128	2.05 to 0.45	0.95	21.34 to 19.42
	2016	18,765	33.96 to 27.29	503,087	2.05 to 0.45	1.50	10.56 to 8.81

American Growth-Income Trust Series III(*)	2020	5,724	36.74 to 33.35	207,203	1.55 to 0.80	1.71	12.57 to 11.72
	2019	6,269	32.64 to 29.85	201,783	1.55 to 0.80	1.84	25.16 to 24.22
	2018	7,331	26.08 to 24.03	188,742	1.55 to 0.80	1.68	-2.60 to -3.34
	2017	8,380	26.77 to 24.86	221,783	1.55 to 0.80	1.39	21.42 to 20.51
	2016	9,932	22.05 to 20.63	216,784	1.55 to 0.80	1.99	10.65 to 9.83

American International Trust Series II(*)	2020	7,899	37.27 to 21.26	274,988	2.05 to 1.00	0.25	12.26 to 11.09
	2019	8,655	33.55 to 18.93	270,480	2.05 to 1.00	0.79	21.05 to 19.79
	2018	10,103	28.01 to 15.64	261,041	2.05 to 1.00	2.48	-14.45 to -15.35
	2017	11,003	33.09 to 18.28	333,479	2.05 to 1.00	0.71	30.19 to 28.84
	2016	13,582	25.68 to 14.04	316,695	2.05 to 1.00	0.82	1.95 to 0.88

American International Trust Series III(*)	2020	1,773	21.52 to 19.53	37,553	1.55 to 0.80	0.71	13.07 to 12.22
	2019	1,949	19.03 to 17.40	36,565	1.55 to 0.80	1.28	21.91 to 21.00
	2018	2,255	15.61 to 14.38	34,732	1.55 to 0.80	2.98	-13.90 to -14.54
	2017	2,404	18.13 to 16.83	43,050	1.55 to 0.80	1.17	31.07 to 30.09
	2016	2,989	13.83 to 12.94	40,895	1.55 to 0.80	1.30	2.66 to 1.90

Basic Value Focus	2020	75	59.90 to 29.25	3,801	1.80 to 1.40	2.22	1.77 to 1.36
	2019	86	58.86 to 28.85	4,219	1.80 to 1.40	2.23	21.99 to 21.51
	2018	95	48.25 to 23.75	3,829	1.80 to 1.40	1.55	-9.34 to -9.71
	2017	109	53.22 to 26.30	4,930	1.80 to 1.40	1.31	6.65 to 6.22
	2016	127	49.91 to 24.76	5,279	1.80 to 1.40	1.29	16.24 to 15.78

Blue Chip Growth Trust Series I(*)	2020	3,052	83.88 to 56.31	281,323	1.90 to 0.45	0.00	33.70 to 31.77
	2019	3,479	62.74 to 42.74	241,695	1.90 to 0.45	0.00	29.21 to 27.35
	2018	3,990	48.55 to 33.56	216,533	1.90 to 0.45	0.02	1.51 to 0.04
	2017	4,510	47.83 to 33.54	243,660	1.90 to 0.45	0.07	35.67 to 33.73
	2016	5,095	35.26 to 25.08	204,902	1.90 to 0.45	0.01	0.36 to -1.09

Blue Chip Growth Trust Series II(*)	2020	2,084	68.26 to 47.88	130,587	2.05 to 1.00	0.00	32.73 to 31.34
	2019	2,455	51.97 to 36.08	116,834	2.05 to 1.00	0.00	28.24 to 26.90
	2018	2,880	40.96 to 28.13	107,498	2.05 to 1.00	0.00	0.76 to -0.30
	2017	3,103	41.08 to 27.92	115,266	2.05 to 1.00	0.00	34.62 to 33.22
	2016	3,627	30.84 to 20.74	100,570	2.05 to 1.00	0.00	-0.38 to -1.43

Capital Appreciation Trust Series I(*)	2020	4,197	57.12 to 56.49	196,185	1.90 to 0.45	0.00	55.34 to 53.10
	2019	4,687	37.31 to 36.37	142,530	1.90 to 0.45	0.04	32.30 to 30.39
	2018	5,277	28.61 to 27.49	122,498	1.90 to 0.45	0.26	-1.25 to -2.68
	2017	5,906	29.40 to 27.84	140,279	1.90 to 0.45	0.06	35.92 to 33.97
	2016	6,883	21.94 to 20.48	121,452	1.90 to 0.45	0.00	-1.52 to -2.94

Capital Appreciation Trust Series II(*)	2020	1,156	77.92 to 53.71	77,121	2.05 to 1.00	0.00	54.15 to 52.54
	2019	1,315	51.08 to 34.84	57,289	2.05 to 1.00	0.01	31.33 to 29.95
	2018	1,523	39.31 to 26.53	50,795	2.05 to 1.00	0.04	-1.98 to -3.01
	2017	1,692	40.53 to 27.07	57,963	2.05 to 1.00	0.00	34.85 to 33.45
	2016	1,997	30.37 to 20.07	51,049	2.05 to 1.00	0.00	-2.25 to -3.27

Capital Appreciation Value Trust Series II(*)	2020	8,472	31.82 to 30.22	268,577	2.05 to 1.00	0.89	16.02 to 14.80
	2019	9,499	27.72 to 26.05	260,486	2.05 to 1.00	1.18	22.86 to 21.58
	2018	10,875	22.80 to 21.20	243,307	2.05 to 1.00	1.88	-0.90 to -1.94
	2017	12,364	23.25 to 21.39	280,370	2.05 to 1.00	1.23	13.85 to 12.66
	2016	14,097	20.64 to 18.79	281,362	2.05 to 1.00	1.10	6.77 to 5.66

Core Bond Trust Series I(*)	2020	3,184	23.03 to 18.35	61,027	1.90 to 0.45	2.29	8.13 to 6.57
	2019	3,442	21.30 to 17.22	61,700	1.90 to 0.45	2.37	7.84 to 6.29
	2018	3,785	19.75 to 16.20	63,639	1.90 to 0.45	2.37	-1.04 to -2.47
	2017	4,369	19.96 to 16.61	75,033	1.90 to 0.45	2.03	2.94 to 1.46
	2016	5,044	19.39 to 16.37	85,004	1.90 to 0.45	1.90	2.28 to 0.81

Core Bond Trust Series II(*)	2020	3,960	17.73 to 14.27	72,609	2.05 to 1.00	2.12	7.42 to 6.30
	2019	4,176	16.68 to 13.28	71,521	2.05 to 1.00	2.20	6.97 to 5.85
	2018	4,477	15.76 to 12.42	72,132	2.05 to 1.00	2.18	-1.78 to -2.81
	2017	5,342	16.21 to 12.64	87,944	2.05 to 1.00	1.87	2.18 to 1.12
	2016	6,142	16.03 to 12.37	99,553	2.05 to 1.00	1.72	1.52 to 0.46

DWS Equity 500 Index	2020	226	59.55 to 45.05	12,883	2.05 to 1.40	1.36	16.00 to 15.24
	2019	247	51.34 to 39.09	12,152	2.05 to 1.40	1.58	28.82 to 27.99
	2018	279	39.85 to 30.54	10,682	2.05 to 1.40	1.32	-6.33 to -6.94
	2017	314	42.55 to 32.82	12,879	2.05 to 1.40	1.40	19.38 to 18.61
	2016	370	35.64 to 27.67	12,733	2.05 to 1.40	1.74	9.65 to 8.94

71 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Emerging Markets Value Trust Series II(*)	2020	2,379	$ 12.64 to $ 12.01	$29,116	2.05 % to 0.45%	2.25%	2.89 % to 1.25%
	2019	2,552	12.29 to 11.86	30,665	2.05 to 0.45	2.93	10.21 to 8.46
	2018	2,809	11.15 to 10.94	30,944	2.05 to 0.45	2.23	-14.18 to -15.55
	2017	3,264	12.99 to 12.95	42,338	2.05 to 0.45	4.38	3.91 to 3.63

Emerging Markets Value Trust Series NAV(*)	2020	113	12.61 to 12.31	1,416	1.55 to 0.80	2.51	2.89 to 2.12
	2019	122	12.26 to 12.06	1,485	1.55 to 0.80	3.20	10.01 to 9.19
	2018	131	11.14 to 11.04	1,452	1.55 to 0.80	2.58	-14.17 to -14.82
	2017	143	12.98 to 12.97	1,855	1.55 to 0.80	5.49	3.86 to 3.72

Equity Income Trust Series I(*)	2020	2,708	47.64 to 30.38	157,037	1.90 to 0.45	2.94	0.56 to -0.89
	2019	3,052	47.38 to 30.65	177,745	1.90 to 0.45	2.05	25.78 to 23.97
	2018	3,216	37.67 to 24.73	152,265	1.90 to 0.45	1.79	-9.99 to -11.29
	2017	3,727	41.85 to 27.87	196,454	1.90 to 0.45	2.21	15.77 to 14.11
	2016	4,250	36.15 to 24.43	195,429	1.90 to 0.45	2.19	18.59 to 16.88

Equity Income Trust Series II(*)	2020	3,322	38.69 to 33.70	101,646	2.05 to 0.45	2.79	0.29 to -1.30
	2019	3,726	38.57 to 34.14	115,219	2.05 to 0.45	1.88	25.61 to 23.61
	2018	3,782	30.71 to 27.62	94,017	2.05 to 0.45	1.59	-10.16 to -11.60
	2017	4,389	34.18 to 31.24	122,995	2.05 to 0.45	2.02	15.48 to 13.66
	2016	5,116	29.60 to 27.49	125,642	2.05 to 0.45	2.04	18.38 to 16.50

Financial Industries Trust Series I(*)	2020	275	27.69 to 25.80	7,492	1.90 to 1.40	1.32	0.75 to 0.24
	2019	342	27.49 to 25.73	9,202	1.90 to 1.40	4.12	29.96 to 29.31
	2018	407	21.15 to 19.90	8,458	1.90 to 1.40	1.15	-15.68 to -16.11
	2017	474	25.09 to 23.72	11,693	1.90 to 1.40	1.16	13.69 to 13.12
	2016	533	22.07 to 20.97	11,595	1.90 to 1.40	1.53	17.71 to 17.12

Financial Industries Trust Series II(*)	2020	402	30.47 to 25.39	11,294	2.05 to 1.00	1.15	0.97 to -0.09
	2019	473	30.49 to 25.15	13,265	2.05 to 1.00	3.93	30.21 to 28.85
	2018	527	23.67 to 19.31	11,387	2.05 to 1.00	1.12	-15.48 to -16.37
	2017	625	28.30 to 22.85	16,106	2.05 to 1.00	0.96	13.88 to 12.69
	2016	772	25.11 to 20.07	17,537	2.05 to 1.00	1.24	18.02 to 16.79

Fundamental All Cap Core Trust Series II(*)	2020	808	53.04 to 24.08	45,550	2.05 to 1.00	0.19	25.38 to 24.07
	2019	963	42.75 to 19.21	43,404	2.05 to 1.00	0.24	34.83 to 33.42
	2018	1,098	32.04 to 14.25	37,081	2.05 to 1.00	0.20	-14.21 to -15.11
	2017	1,221	37.75 to 16.61	48,359	2.05 to 1.00	0.55	26.16 to 24.85
	2016	1,348	33.04 to 30.23	43,337	2.05 to 1.40	0.18	6.61 to 5.92

Fundamental Large Cap Value Trust Series I(*)	2020	5,359	41.70 to 32.75	187,210	1.90 to 0.45	1.08	11.46 to 9.85
	2019	6,025	37.42 to 29.81	190,760	1.90 to 0.45	1.14	35.24 to 33.30
	2018	6,828	27.67 to 22.36	161,567	1.90 to 0.45	1.07	-17.41 to -18.61
	2017	7,734	33.50 to 27.48	223,805	1.90 to 0.45	1.59	16.91 to 15.23
	2016	9,036	28.65 to 23.85	225,924	1.90 to 0.45	2.20	9.68 to 8.10

Fundamental Large Cap Value Trust Series II(*)	2020	4,415	31.48 to 18.85	137,695	2.05 to 1.00	0.88	10.64 to 9.48
	2019	4,994	28.76 to 17.03	141,440	2.05 to 1.00	0.93	34.24 to 32.84
	2018	6,141	21.65 to 12.69	129,991	2.05 to 1.00	0.87	-18.06 to -18.92
	2017	6,914	26.70 to 15.49	178,758	2.05 to 1.00	1.40	16.03 to 14.83
	2016	8,056	23.25 to 13.35	180,517	2.05 to 1.00	2.00	8.86 to 7.73

Global Allocation	2020	10	33.05 to 26.74	256	1.75 to 1.40	1.04	19.12 to 18.70
	2019	11	27.84 to 22.45	255	1.75 to 1.40	1.15	16.19 to 15.79
	2018	11	24.04 to 19.32	227	1.75 to 1.40	0.81	-8.81 to -9.13
	2017	11	26.46 to 21.18	251	1.75 to 1.40	0.84	12.17 to 11.78
	2016	35	23.67 to 18.89	679	1.75 to 1.40	1.13	2.51 to 2.15

Opportunistic Fixed Income Trust Series I(*)	2020	673	25.63 to 19.14	23,520	1.90 to 0.80	3.84	12.88 to 11.65
	2019	722	22.96 to 16.96	22,479	1.90 to 0.80	6.27	5.53 to 4.38
	2018	811	22.00 to 16.07	24,164	1.90 to 0.80	2.63	-2.68 to -3.75
	2017	917	22.86 to 16.51	28,398	1.90 to 0.80	2.23	7.89 to 6.71
	2016	1,098	21.42 to 15.30	31,470	1.90 to 0.80	0.00	2.23 to 1.11

Opportunistic Fixed Income Trust Series II(*)	2020	2,390	19.20 to 13.96	52,731	2.05 to 1.00	3.78	12.50 to 11.32
	2019	2,737	17.25 to 12.41	53,892	2.05 to 1.00	6.28	5.03 to 3.93
	2018	2,952	16.59 to 11.82	55,604	2.05 to 1.00	2.63	-3.01 to -4.03
	2017	3,739	17.29 to 12.18	71,900	2.05 to 1.00	1.93	7.40 to 6.29
	2016	4,013	16.27 to 11.34	73,029	2.05 to 1.00	0.00	1.89 to 0.83

Global Trust Series I(*)	2020	10,891	27.53 to 20.35	246,986	1.90 to 0.45	1.03	6.12 to 4.58
	2019	3,560	25.94 to 19.46	95,996	1.90 to 0.45	2.13	15.52 to 13.86
	2018	3,921	22.45 to 17.09	93,402	1.90 to 0.45	1.76	-14.88 to -16.11
	2017	4,161	26.38 to 20.37	119,324	1.90 to 0.45	1.83	18.35 to 16.65
	2016	4,783	22.29 to 17.46	116,485	1.90 to 0.45	4.46	8.97 to 7.41

Global Trust Series II(*)	2020	1,002	25.64 to 14.86	22,769	2.05 to 1.00	1.08	5.36 to 4.26
	2019	1,202	24.60 to 14.11	26,152	2.05 to 1.00	1.89	14.68 to 13.48

72 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Global Trust Series II(*)	2018	1,391	$ 21.67 to $ 12.30	$26,538	2.05 % to 1.00%	1.50%	-15.50 % to -16.39%
	2017	1,658	25.92 to 14.56	37,859	2.05 to 1.00	1.66	17.45 to 16.23
	2016	1,883	22.30 to 12.39	36,828	2.05 to 1.00	4.26	8.15 to 7.02

Health Sciences Trust Series I(*)	2020	507	133.80 to 99.16	55,265	1.90 to 0.45	0.00	26.60 to 24.77
	2019	583	105.69 to 79.48	50,631	1.90 to 0.45	0.00	28.10 to 26.26
	2018	670	82.50 to 62.95	45,999	1.90 to 0.45	0.00	0.23 to -1.22
	2017	744	82.31 to 63.72	51,425	1.90 to 0.45	0.00	26.94 to 25.11
	2016	898	64.85 to 50.93	49,474	1.90 to 0.45	0.07	-10.97 to -12.26

Health Sciences Trust Series II(*)	2020	700	111.36 to 48.13	73,089	2.05 to 1.00	0.00	25.62 to 24.31
	2019	729	89.58 to 38.31	60,712	2.05 to 1.00	0.00	27.12 to 25.79
	2018	849	71.22 to 30.14	56,169	2.05 to 1.00	0.00	-0.48 to -1.53
	2017	965	72.32 to 30.28	63,593	2.05 to 1.00	0.00	25.99 to 24.68
	2016	1,141	58.00 to 24.04	59,857	2.05 to 1.00	0.00	-11.66 to -12.58

High Yield Trust Series I(*)	2020	2,579	33.77 to 27.47	52,470	1.90 to 0.45	6.22	5.34 to 3.82
	2019	2,760	32.06 to 26.46	54,750	1.90 to 0.45	5.25	15.14 to 13.49
	2018	2,982	27.84 to 23.32	51,588	1.90 to 0.45	5.78	-3.45 to -4.85
	2017	3,438	28.84 to 24.50	62,433	1.90 to 0.45	5.17	7.02 to 5.48
	2016	3,940	26.95 to 23.23	68,642	1.90 to 0.45	6.74	15.74 to 14.08

High Yield Trust Series II(*)	2020	1,722	26.61 to 16.96	43,034	2.05 to 1.00	5.82	4.61 to 3.52
	2019	1,940	25.71 to 16.21	47,178	2.05 to 1.00	4.98	14.35 to 13.15
	2018	2,088	22.72 to 14.18	45,027	2.05 to 1.00	5.44	-4.12 to -5.13
	2017	2,456	23.95 to 14.79	55,499	2.05 to 1.00	5.00	6.07 to 4.96
	2016	2,726	22.81 to 13.94	58,286	2.05 to 1.00	6.48	15.00 to 13.80

International Equity Index Series I(*)	2020	877	18.64 to 17.89	16,342	1.90 to 1.40	2.41	9.10 to 8.56
	2019	1,073	17.08 to 16.48	18,350	1.90 to 1.40	2.71	19.68 to 19.09
	2018	857	14.27 to 13.84	12,215	1.90 to 1.40	2.28	-15.30 to -15.72
	2017	921	16.85 to 16.42	15,509	1.90 to 1.40	2.16	25.54 to 24.91
	2016	1,006	13.42 to 13.15	13,508	1.90 to 1.40	2.58	3.00 to 2.48

International Equity Index Series II(*)	2020	1,033	19.82 to 17.39	18,701	2.05 to 0.45	2.33	9.98 to 8.23
	2019	1,100	18.02 to 16.07	18,331	2.05 to 0.45	2.65	20.57 to 18.65
	2018	814	14.95 to 13.54	11,356	2.05 to 0.45	2.00	-14.66 to -16.02
	2017	918	17.52 to 16.13	15,168	2.05 to 0.45	2.04	26.47 to 24.47
	2016	907	13.85 to 12.96	11,992	2.05 to 0.45	2.38	3.77 to 2.12

International Equity Index Series NAV(*)	2020	717	15.14 to 13.87	10,547	2.05 to 1.40	2.52	9.21 to 8.50
	2019	785	13.86 to 12.78	10,617	2.05 to 1.40	2.45	19.75 to 18.98
	2018	803	11.57 to 10.74	9,080	2.05 to 1.40	2.29	-15.30 to -15.86
	2017	902	13.66 to 12.76	12,080	2.05 to 1.40	2.16	25.68 to 24.87
	2016	1,045	10.87 to 10.22	11,152	2.05 to 1.40	2.67	2.98 to 2.31

International Small Company Trust Series I(*)	2020	756	25.87 to 22.01	17,527	1.90 to 0.45	2.06	7.88 to 6.32
	2019	862	23.98 to 20.70	18,694	1.90 to 0.45	2.15	22.05 to 20.30
	2018	972	19.65 to 17.21	17,469	1.90 to 0.45	1.23	-20.46 to -21.61
	2017	1,107	24.70 to 21.95	25,245	1.90 to 0.45	1.38	28.88 to 27.03
	2016	1,275	19.17 to 17.28	22,787	1.90 to 0.45	1.91	4.43 to 2.93

International Small Company Trust Series II(*)	2020	528	21.27 to 21.17	11,734	2.05 to 1.00	1.88	7.09 to 5.97
	2019	579	19.98 to 19.86	12,084	2.05 to 1.00	1.76	21.14 to 19.87
	2018	669	16.66 to 16.40	11,576	2.05 to 1.00	1.22	-21.07 to -21.90
	2017	764	21.34 to 20.77	16,816	2.05 to 1.00	1.23	27.89 to 26.56
	2016	860	16.86 to 16.24	14,898	2.05 to 1.00	1.69	3.66 to 2.57

Disciplined Value International Trust Series I(*)	2020	2,344	26.81 to 21.81	48,831	1.90 to 0.45	2.10	2.81 to 1.33
	2019	2,611	26.08 to 21.52	53,425	1.90 to 0.45	2.71	11.83 to 10.22
	2018	2,949	23.32 to 19.53	54,546	1.90 to 0.45	2.39	-15.42 to -16.64
	2017	3,295	27.57 to 23.43	72,751	1.90 to 0.45	1.76	16.62 to 14.94
	2016	3,782	23.65 to 20.38	72,355	1.90 to 0.45	2.56	11.74 to 10.13

Disciplined Value International Trust Series II(*)	2020	1,851	25.94 to 15.55	40,835	2.05 to 1.00	1.94	2.04 to 0.97
	2019	2,030	25.69 to 15.24	44,182	2.05 to 1.00	2.55	11.01 to 9.86
	2018	2,251	23.39 to 13.72	44,427	2.05 to 1.00	2.17	-16.02 to -16.90
	2017	2,587	28.15 to 16.34	61,335	2.05 to 1.00	1.58	15.72 to 14.51
	2016	3,078	24.58 to 14.12	63,599	2.05 to 1.00	2.25	10.83 to 9.67

Investment Quality Bond Trust Series I(*)	2020	5,425	35.11 to 22.30	123,909	1.90 to 0.45	2.30	8.88 to 7.31
	2019	5,736	32.24 to 20.78	120,544	1.90 to 0.45	2.51	8.87 to 7.31
	2018	6,011	29.62 to 19.36	116,517	1.90 to 0.45	2.69	-1.26 to -2.69
	2017	6,868	30.00 to 19.90	135,673	1.90 to 0.45	2.57	4.14 to 2.64
	2016	7,267	28.80 to 19.39	139,695	1.90 to 0.45	2.19	3.82 to 2.33

Investment Quality Bond Trust Series II(*)	2020	3,147	18.76 to 14.83	65,360	2.05 to 0.35	2.11	8.77 to 6.93
	2019	3,225	17.55 to 13.64	62,380	2.05 to 0.35	2.34	8.77 to 6.93

73 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Investment Quality Bond Trust Series II(*)	2018	3,237	$ 16.41 to $ 12.54	$ 58,447	2.05 % to 0.35%	2.49%	-1.27 % to -2.95%
	2017	3,685	16.91 to 12.70	68,204	2.05 to 0.35	2.46	3.94 to 2.19
	2016	3,793	16.54 to 12.21	68,484	2.05 to 0.80	1.95	1.97 to -2.34

Lifestyle Aggressive Portfolio Series I(*)	2020	90	21.20 to 20.68	1,900	1.75 to 1.40	1.52	12.47 to 12.08
	2019	149	18.85 to 18.46	2,787	1.75 to 1.40	1.63	25.24 to 24.80
	2018	142	15.05 to 14.79	2,127	1.75 to 1.40	1.71	-10.12 to -10.44
	2017	136	16.75 to 16.51	2,270	1.75 to 1.40	1.34	20.10 to 19.68
	2016	206	13.94 to 13.80	2,852	1.75 to 1.40	2.49	8.03 to 7.65

Lifestyle Aggressive Portfolio Series II(*)	2020	299	21.50 to 20.17	6,165	1.90 to 1.00	1.82	12.68 to 11.66
	2019	352	19.08 to 18.07	6,475	1.90 to 1.00	1.41	25.52 to 24.40
	2018	343	15.20 to 14.52	5,048	1.90 to 1.00	1.52	-9.96 to -10.77
	2017	332	16.88 to 16.28	5,455	1.90 to 1.00	1.49	20.36 to 19.28
	2016	325	14.03 to 13.65	4,472	1.90 to 1.00	1.57	8.26 to 7.29

Lifestyle Balanced Portfolio Series I(*)	2020	1,655	19.16 to 17.73	30,797	1.90 to 0.80	2.70	11.79 to 10.56
	2019	1,640	17.14 to 16.03	27,494	1.90 to 0.80	2.06	16.80 to 15.52
	2018	1,518	14.68 to 13.88	21,831	1.90 to 0.80	2.32	-5.13 to -6.17
	2017	1,482	15.47 to 14.79	22,597	1.90 to 0.80	2.67	11.42 to 10.21
	2016	1,142	13.88 to 13.42	15,651	1.90 to 0.80	2.45	5.26 to 4.11

Lifestyle Balanced Portfolio Series II(*)	2020	32,992	19.50 to 17.29	643,394	2.05 to 0.35	2.55	12.07 to 10.18
	2019	31,282	17.40 to 15.69	553,245	2.05 to 0.35	1.76	17.15 to 15.18
	2018	31,343	14.85 to 13.63	477,792	2.05 to 0.35	1.97	-4.96 to -6.57
	2017	35,280	15.63 to 14.58	575,485	2.05 to 0.35	1.99	11.77 to 9.89
	2016	36,267	13.98 to 13.27	536,198	2.05 to 0.35	2.13	5.52 to 3.74

Lifestyle Conservative Portfolio Series I(*)	2020	839	17.08 to 15.80	13,935	1.90 to 0.80	3.51	9.86 to 8.66
	2019	626	15.55 to 14.54	9,491	1.90 to 0.80	2.09	11.56 to 10.34
	2018	632	13.94 to 13.18	8,598	1.90 to 0.80	2.50	-2.76 to -3.83
	2017	574	14.33 to 13.71	8,059	1.90 to 0.80	3.22	6.11 to 4.95
	2016	397	13.51 to 13.06	5,295	1.90 to 0.80	2.85	3.56 to 2.42

Lifestyle Conservative Portfolio Series II(*)	2020	8,820	17.38 to 15.41	148,067	2.05 to 0.35	2.89	10.14 to 8.28
	2019	7,165	15.78 to 14.23	110,661	2.05 to 0.35	2.01	11.83 to 9.95
	2018	7,532	14.11 to 12.94	105,253	2.05 to 0.35	2.48	-2.51 to -4.16
	2017	6,606	14.47 to 13.51	96,082	2.05 to 0.35	2.22	6.37 to 4.58
	2016	7,345	13.61 to 12.91	101,444	2.05 to 0.35	2.35	3.81 to 2.06

Lifestyle Growth Portfolio Series I(*)	2020	10,715	20.57 to 19.03	217,972	1.90 to 0.80	2.46	12.67 to 11.44
	2019	11,476	18.26 to 17.08	207,532	1.90 to 0.80	1.79	20.49 to 19.17
	2018	12,842	15.15 to 14.33	192,754	1.90 to 0.80	2.08	-6.87 to -7.89
	2017	13,985	16.27 to 15.56	225,786	1.90 to 0.80	3.78	15.21 to 13.96
	2016	5,512	14.12 to 13.65	77,271	1.90 to 0.80	3.92	6.38 to 5.21

Lifestyle Growth Portfolio Series II(*)	2020	239,970	20.94 to 18.57	4,945,662	2.05 to 0.35	2.24	12.97 to 11.07
	2019	266,955	18.54 to 16.72	4,925,106	2.05 to 0.35	1.57	20.78 to 18.74
	2018	299,274	15.35 to 14.08	4,608,995	2.05 to 0.35	1.83	-6.64 to -8.22
	2017	340,524	16.44 to 15.34	5,694,619	2.05 to 0.35	3.06	15.49 to 13.55
	2016	157,663	14.23 to 13.51	2,337,397	2.05 to 0.35	2.54	6.64 to 4.85

Lifestyle Growth Portfolio Series NAV(*)	2020	375	16.00 to 15.80	6,390	1.60 to 1.20	2.50	12.28 to 11.83
	2019	405	14.25 to 14.13	6,145	1.60 to 1.20	1.78	20.07 to 19.59
	2018	474	11.87 to 11.81	5,968	1.60 to 1.20	2.15	-7.20 to -7.57
	2017	509	12.79 to 12.78	6,909	1.60 to 1.20	10.66	2.33 to 2.26

Lifestyle Moderate Portfolio Series I(*)	2020	658	18.44 to 17.06	11,799	1.90 to 0.80	2.92	11.20 to 9.98
	2019	569	16.59 to 15.51	9,198	1.90 to 0.80	2.17	15.04 to 13.79
	2018	548	14.42 to 13.63	7,725	1.90 to 0.80	2.65	-4.35 to -5.40
	2017	518	15.07 to 14.41	7,686	1.90 to 0.80	2.39	9.55 to 8.36
	2016	473	13.76 to 13.30	6,422	1.90 to 0.80	2.75	4.66 to 3.51

Lifestyle Moderate Portfolio Series II(*)	2020	11,072	18.78 to 16.66	207,120	2.05 to 0.35	2.72	11.48 to 9.59
	2019	9,979	16.85 to 15.20	170,456	2.05 to 0.35	1.80	15.31 to 13.37
	2018	9,928	14.61 to 13.41	148,770	2.05 to 0.35	2.04	-4.11 to -5.74
	2017	10,894	15.24 to 14.22	172,970	2.05 to 0.35	2.10	9.89 to 8.04
	2016	11,299	13.87 to 13.16	165,570	2.05 to 0.35	2.16	4.91 to 3.14

Managed Volatility Aggressive Portfolio Series I(*)	2020	1,228	27.54 to 22.63	31,225	1.90 to 0.45	1.35	-5.18 to -6.55
	2019	1,529	29.05 to 24.22	41,517	1.90 to 0.45	1.27	20.24 to 18.51
	2018	1,784	24.16 to 20.43	40,513	1.90 to 0.45	1.88	-8.87 to -10.19
	2017	2,163	26.51 to 22.75	54,573	1.90 to 0.45	1.65	22.27 to 20.52
	2016	2,558	21.68 to 18.88	53,179	1.90 to 0.45	1.55	1.50 to 0.04

Managed Volatility Aggressive Portfolio Series II(*)	2020	2,238	27.92 to 18.50	54,222	2.05 to 1.00	1.24	-5.99 to -6.97
	2019	2,564	30.01 to 19.68	66,468	2.05 to 1.00	1.10	19.43 to 18.18
	2018	2,910	25.39 to 16.48	63,255	2.05 to 1.00	1.71	-9.53 to -10.48

74 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Managed Volatility Aggressive Portfolio Series II(*)	2017	3,403	$ 28.37 to $ 18.21	$ 82,147	2.05 % to 1.00%	1.47%	21.35 % to 20.09%
	2016	4,068	23.62 to 15.01	81,402	2.05 to 1.00	1.36	0.65 to -0.40

Managed Volatility Balanced Portfolio Series I(*)	2020	13,557	34.96 to 24.51	339,210	1.90 to 0.45	2.45	1.35 to -0.11
	2019	15,262	34.49 to 24.54	380,724	1.90 to 0.45	1.92	17.39 to 15.70
	2018	17,257	29.38 to 21.21	370,157	1.90 to 0.45	2.19	-5.31 to -6.69
	2017	19,485	31.03 to 22.72	446,882	1.90 to 0.45	2.12	13.62 to 11.99
	2016	22,184	27.31 to 20.29	452,285	1.90 to 0.45	2.01	4.32 to 2.82

Managed Volatility Balanced Portfolio Series II(*)	2020	180,491	25.63 to 21.01	4,116,531	2.05 to 0.35	2.26	1.20 to -0.52
	2019	208,520	25.76 to 20.76	4,759,115	2.05 to 0.35	1.73	17.32 to 15.34
	2018	239,171	22.34 to 17.69	4,704,815	2.05 to 0.35	2.01	-5.37 to -6.97
	2017	272,743	24.01 to 18.70	5,741,379	2.05 to 0.35	1.94	13.43 to 11.52
	2016	308,429	21.53 to 16.48	5,812,156	2.05 to 0.35	1.83	4.25 to 2.49

Managed Volatility Conservative Portfolio Series I(*)	2020	3,518	35.58 to 22.59	85,810	1.90 to 0.45	2.95	2.93 to 1.44
	2019	3,915	34.57 to 22.27	93,727	1.90 to 0.45	2.30	12.87 to 11.25
	2018	4,417	30.63 to 20.02	94,415	1.90 to 0.45	2.47	-2.62 to -4.03
	2017	5,110	31.45 to 20.86	113,494	1.90 to 0.45	2.40	7.33 to 5.79
	2016	5,842	29.30 to 19.71	122,691	1.90 to 0.45	2.33	4.11 to 2.61

Managed Volatility Conservative Portfolio Series II(*)	2020	37,110	20.65 to 16.70	754,903	2.10 to 0.35	2.73	2.77 to 0.99
	2019	42,135	20.09 to 16.54	845,498	2.10 to 0.35	2.11	12.78 to 10.82
	2018	48,164	17.82 to 14.93	865,542	2.10 to 0.35	2.29	-2.74 to -4.43
	2017	56,529	18.32 to 15.62	1,057,774	2.10 to 0.35	2.20	7.29 to 5.43
	2016	65,943	17.07 to 14.81	1,177,865	2.10 to 0.35	2.11	3.95 to 2.15

Managed Volatility Growth Portfolio Series I(*)	2020	14,834	31.32 to 23.40	344,101	1.90 to 0.45	2.10	-1.86 to -3.28
	2019	16,744	31.92 to 24.20	398,918	1.90 to 0.45	1.70	19.02 to 17.31
	2018	18,851	26.82 to 20.63	380,438	1.90 to 0.45	2.05	-6.97 to -8.31
	2017	21,052	28.83 to 22.50	461,475	1.90 to 0.45	1.93	18.06 to 16.37
	2016	23,895	24.42 to 19.33	448,830	1.90 to 0.45	1.80	2.87 to 1.39

Managed Volatility Growth Portfolio Series II(*)	2020	253,021	20.20 to 20.04	5,699,154	2.10 to 0.35	1.89	-1.95 to -3.66
	2019	296,881	20.80 to 20.60	6,896,471	2.10 to 0.35	1.48	18.90 to 16.84
	2018	339,906	17.80 to 17.33	6,715,509	2.10 to 0.35	1.85	-7.03 to -8.65
	2017	384,257	19.49 to 18.63	8,258,711	2.10 to 0.35	1.75	17.94 to 15.90
	2016	429,283	16.82 to 15.80	7,922,154	2.10 to 0.35	1.61	2.78 to 1.00

Managed Volatility Growth Portfolio Series NAV(*)	2020	19	22.63 to 22.63	427	1.20 to 1.20	2.26	-2.55 to -2.55
	2019	20	23.22 to 23.22	459	1.20 to 1.20	1.83	18.25 to 18.25
	2018	21	19.64 to 19.64	408	1.20 to 1.20	2.20	-7.68 to -7.68
	2017	22	21.27 to 21.27	463	1.20 to 1.20	2.08	17.30 to 17.30
	2016	23	18.14 to 18.14	415	1.20 to 1.20	1.68	2.15 to 2.15

Managed Volatility Moderate Portfolio Series I(*)	2020	4,732	36.93 to 24.61	124,146	1.90 to 0.45	2.59	2.85 to 1.36
	2019	5,472	35.91 to 24.28	141,680	1.90 to 0.45	2.04	16.20 to 14.52
	2018	6,227	30.90 to 21.20	140,002	1.90 to 0.45	2.30	-4.42 to -5.80
	2017	7,152	32.33 to 22.51	170,589	1.90 to 0.45	2.23	11.38 to 9.78
	2016	8,026	29.03 to 20.50	173,313	1.90 to 0.45	2.08	4.82 to 3.31

Managed Volatility Moderate Portfolio Series II(*)	2020	58,695	24.07 to 22.11	1,311,617	2.05 to 0.35	2.44	2.69 to 0.96
	2019	67,001	23.84 to 21.53	1,476,853	2.05 to 0.35	1.85	16.02 to 14.06
	2018	77,232	20.90 to 18.56	1,481,941	2.05 to 0.35	2.14	-4.46 to -6.08
	2017	88,427	22.25 to 19.42	1,798,772	2.05 to 0.35	2.04	11.26 to 9.39
	2016	100,351	20.34 to 17.46	1,869,034	2.05 to 0.35	1.89	4.75 to 2.99

Mid Cap Index Trust Series I(*)	2020	1,644	65.41 to 46.77	80,889	1.90 to 0.45	1.58	12.71 to 11.08
	2019	1,882	58.04 to 42.11	83,184	1.90 to 0.45	1.12	25.02 to 23.22
	2018	2,156	46.42 to 34.17	76,810	1.90 to 0.45	1.08	-11.86 to -13.13
	2017	2,410	52.67 to 39.34	98,702	1.90 to 0.45	0.70	15.29 to 13.64
	2016	833	45.68 to 34.62	31,408	1.90 to 0.45	1.19	19.57 to 17.85

Mid Cap Index Trust Series II(*)	2020	1,252	51.80 to 28.72	56,972	2.05 to 1.00	1.40	11.85 to 10.68
	2019	1,468	46.80 to 25.67	60,114	2.05 to 1.00	0.91	24.19 to 22.89
	2018	1,720	41.05 to 38.08	57,031	2.05 to 0.45	0.87	-12.06 to -13.46
	2017	2,048	46.68 to 44.01	78,243	2.05 to 0.45	0.29	14.99 to 13.17
	2016	1,726	40.59 to 38.89	58,289	2.05 to 0.45	0.99	19.38 to 17.49

Mid Cap Stock Trust Series I(*)	2020	2,648	93.14 to 79.78	181,366	1.90 to 0.45	0.00	64.65 to 62.28
	2019	3,150	56.57 to 49.16	131,034	1.90 to 0.45	0.00	33.92 to 31.99
	2018	3,593	42.24 to 37.25	112,151	1.90 to 0.45	0.00	-2.00 to -3.42
	2017	4,140	43.10 to 38.57	133,041	1.90 to 0.45	0.00	27.96 to 26.13
	2016	4,809	33.68 to 30.58	121,359	1.90 to 0.45	0.00	0.14 to -1.30

Mid Cap Stock Trust Series II(*)	2020	1,292	88.90 to 50.14	104,741	2.05 to 1.00	0.00	63.37 to 61.66
	2019	1,492	54.99 to 30.69	74,431	2.05 to 1.00	0.00	32.91 to 31.53
	2018	1,679	41.81 to 23.09	63,587	2.05 to 1.00	0.00	-2.69 to -3.72

75 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Mid Cap Stock Trust Series II(*)	2017	1,857	$ 43.43 to $ 23.73	$72,596	2.05 % to 1.00%	0.00	26.99 % to 25.67%
	2016	2,116	34.56 to 18.69	65,594	2.05 to 1.00	0.00	-0.59 to -1.63

Mid Value Trust Series I(*)	2020	1,069	46.12 to 35.91	41,569	1.90 to 0.80	1.66	8.72 to 7.53
	2019	1,198	42.42 to 33.40	43,106	1.90 to 0.80	1.10	18.58 to 17.29
	2018	1,332	35.77 to 28.47	40,685	1.90 to 0.80	0.75	-11.56 to -12.53
	2017	1,541	40.44 to 32.55	53,462	1.90 to 0.80	0.96	10.55 to 9.34
	2016	1,772	36.58 to 29.77	55,945	1.90 to 0.80	1.13	23.03 to 21.69

Mid Value Trust Series II(*)	2020	1,122	34.26 to 16.72	40,897	2.05 to 1.00	1.46	8.29 to 7.15
	2019	1,272	31.97 to 15.44	43,146	2.05 to 1.00	0.88	17.97 to 16.74
	2018	1,448	27.39 to 13.09	41,931	2.05 to 1.00	0.56	-11.82 to -12.74
	2017	1,623	31.39 to 14.84	53,486	2.05 to 1.00	0.75	10.10 to 8.96
	2016	1,917	28.81 to 13.48	58,010	2.05 to 1.00	0.94	21.26 to 7.83

Money Market Trust Series I(*)	2020	1,418	16.29 to 10.71	20,396	1.90 to 0.45	0.32	-0.14 to -1.58
	2019	1,613	16.31 to 10.88	23,529	1.90 to 0.45	1.93	1.48 to 0.02
	2018	1,993	16.08 to 10.88	28,845	1.90 to 0.45	1.52	1.09 to -0.38
	2017	2,435	15.90 to 10.92	34,960	1.90 to 0.45	0.58	0.14 to -1.30
	2016	3,042	15.88 to 11.06	43,632	1.90 to 0.45	0.07	-0.38 to -1.81

Money Market Trust Series II(*)	2020	8,150	12.52 to 10.32	91,728	2.05 to 0.35	0.26	-0.11 to -1.80
	2019	9,750	12.53 to 10.51	111,046	2.05 to 0.35	1.73	1.38 to -0.33
	2018	11,460	12.36 to 10.54	130,219	2.05 to 0.35	1.31	0.98 to -0.73
	2017	14,059	12.24 to 10.62	160,059	2.05 to 0.35	0.38	0.04 to -1.64
	2016	17,027	12.24 to 10.80	195,792	2.05 to 0.35	0.00	-0.35 to -2.03

Money -Market Trust Series NAV(*)	2020	354	12.26 to 11.89	4,324	2.05 to 1.40	0.34	-1.07 to -1.71
	2019	376	12.39 to 12.10	4,645	2.05 to 1.40	1.97	0.57 to -0.08
	2018	406	12.32 to 12.11	4,998	2.05 to 1.40	1.57	0.17 to -0.48
	2017	503	12.30 to 12.17	6,185	2.05 to 1.40	0.63	-0.75 to -1.40
	2016	612	12.40 to 12.34	7,595	2.05 to 1.40	0.15	-0.83 to -1.26

PIMCO All Asset	2020	309	27.18 to 20.81	7,004	2.05 to 0.45	4.62	7.25 to 5.55
	2019	367	25.34 to 19.72	7,849	2.05 to 0.45	2.57	10.94 to 9.18
	2018	412	22.84 to 18.06	8,030	2.05 to 0.45	2.70	-6.02 to -7.52
	2017	569	24.30 to 19.53	11,929	2.05 to 0.45	4.21	12.68 to 10.90
	2016	665	21.57 to 17.61	12,494	2.05 to 0.45	2.18	12.08 to 10.30

Real Estate Securities Trust Series I(*)	2020	423	64.94 to 50.19	25,287	1.90 to 0.45	1.97	-6.07 to -7.42
	2019	476	69.14 to 54.22	30,587	1.90 to 0.45	2.08	28.82 to 26.97
	2018	535	53.67 to 42.70	26,940	1.90 to 0.45	1.64	-3.90 to -5.29
	2017	637	55.85 to 45.09	33,691	1.90 to 0.45	0.50	5.76 to 4.24
	2016	753	52.80 to 43.25	37,894	1.90 to 0.45	3.29	6.44 to 4.91

Real Estate Securities Trust Series II(*)	2020	624	60.11 to 43.57	27,195	2.05 to 0.45	1.80	-6.22 to -7.71
	2019	730	64.10 to 47.21	34,624	2.05 to 0.45	1.91	28.50 to 26.47
	2018	804	49.88 to 37.33	30,200	2.05 to 0.45	1.62	-4.08 to -5.61
	2017	967	52.00 to 39.55	38,440	2.05 to 0.45	0.35	5.58 to 3.91
	2016	1,160	49.25 to 38.06	43,998	2.05 to 0.45	3.06	6.21 to 4.53

Science & Technology Trust Series I(*)	2020	1,920	82.66 to 55.09	139,242	1.90 to 0.45	0.00	56.75 to 54.49
	2019	2,201	52.73 to 35.66	101,864	1.90 to 0.45	0.12	37.44 to 35.46
	2018	2,511	38.37 to 26.33	85,293	1.90 to 0.45	0.00	-1.06 to -2.49
	2017	2,859	38.78 to 27.00	98,953	1.90 to 0.45	0.05	40.50 to 38.48
	2016	3,224	27.60 to 19.50	79,957	1.90 to 0.45	0.00	7.90 to 6.35

Science & Technology Trust Series II(*)	2020	865	95.07 to 66.10	71,737	2.05 to 1.00	0.00	55.59 to 53.96
	2019	929	61.75 to 42.48	49,722	2.05 to 1.00	0.00	36.37 to 34.95
	2018	1,081	45.76 to 31.15	42,537	2.05 to 1.00	0.00	-1.78 to -2.81
	2017	1,105	47.08 to 31.72	44,570	2.05 to 1.00	0.00	39.42 to 37.97
	2016	1,227	34.12 to 22.75	35,527	2.05 to 1.00	0.00	7.08 to 5.96

Select Bond Trust Series I(*)	2020	10,572	16.42 to 15.33	171,839	1.55 to 0.80	3.05	8.21 to 7.40
	2019	11,230	15.17 to 14.27	168,847	1.55 to 0.80	2.57	8.08 to 7.27
	2018	11,695	14.04 to 13.30	162,858	1.55 to 0.80	2.75	-1.23 to -1.97
	2017	13,425	14.21 to 13.57	189,486	1.55 to 0.80	2.73	2.85 to 2.08
	2016	13,920	13.82 to 13.29	191,260	1.55 to 0.80	2.86	2.24 to 1.48

Select Bond Trust Series II(*)	2020	25,400	14.96 to 14.37	378,742	2.05 to 0.80	2.70	7.99 to 6.64
	2019	26,549	13.85 to 13.48	369,066	2.05 to 0.80	2.33	7.86 to 6.52
	2018	35,086	12.84 to 12.65	455,780	2.05 to 0.80	2.59	-1.43 to -2.66
	2017	32,360	13.03 to 13.00	428,602	2.05 to 0.80	2.54	2.64 to 1.37
	2016	34,035	12.82 to 12.69	442,267	2.05 to 0.80	2.61	2.03 to 0.77

Short Term Government Income Trust Series I(*)	2020	1,747	13.91 to 11.92	21,912	1.90 to 0.45	1.68	3.13 to 1.64
	2019	1,869	13.49 to 11.73	23,038	1.90 to 0.45	1.64	2.92 to 1.44
	2018	2,049	13.11 to 11.56	24,777	1.90 to 0.45	2.07	0.38 to -1.07

76 of 80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Short Term Government Income Trust Series I(*)	2017	2,229	$ 13.06 to $ 11.68	$27,106	1.90 % to 0.45%	1.39%	0.12 % to -1.32%
	2016	2,450	13.04 to 11.84	30,066	1.90 to 0.45	1.54	0.12 to -1.32

Short Term Government Income Trust Series II(*)	2020	2,003	12.49 to 11.48	24,222	2.05 to 1.00	1.50	2.36 to 1.29
	2019	1,683	12.20 to 11.34	19,947	2.05 to 1.00	1.43	2.15 to 1.09
	2018	1,871	11.95 to 11.21	21,847	2.05 to 1.00	1.78	-0.37 to -1.42
	2017	1,988	11.99 to 11.38	23,433	2.05 to 1.00	1.14	-0.63 to -1.66
	2016	2,420	12.07 to 11.57	28,883	2.05 to 1.00	1.39	-0.55 to -1.59

Small Cap Index Trust Series I(*)	2020	306	42.48 to 41.35	12,813	1.90 to 1.40	1.39	17.63 to 17.04
	2019	334	36.12 to 35.33	11,902	1.90 to 1.40	0.97	23.31 to 22.69
	2018	394	29.29 to 28.79	11,426	1.90 to 1.40	0.94	-12.66 to -13.10
	2017	419	33.54 to 33.14	13,903	1.90 to 1.40	0.43	12.80 to 12.24
	2016	468	29.73 to 29.52	13,815	1.90 to 1.40	1.15	19.29 to 18.70

Small Cap Index Trust Series II(*)	2020	718	51.72 to 47.56	30,200	2.05 to 0.45	1.22	18.52 to 16.63
	2019	824	43.64 to 40.78	29,572	2.05 to 0.45	0.77	24.22 to 22.24
	2018	939	35.13 to 33.36	27,410	2.05 to 0.45	0.71	-11.95 to -13.36
	2017	1,077	39.90 to 38.50	36,107	2.05 to 0.45	0.24	13.67 to 11.87
	2016	1,276	35.10 to 34.42	38,444	2.05 to 0.45	0.95	20.16 to 18.26

Small Cap Opportunities Trust Series I(*)	2020	677	54.30 to 42.03	30,659	1.90 to 0.45	0.70	9.39 to 7.81
	2019	765	49.64 to 38.98	31,997	1.90 to 0.45	0.39	24.97 to 23.17
	2018	875	39.72 to 31.65	29,574	1.90 to 0.45	0.41	-14.23 to -15.48
	2017	975	46.32 to 37.44	38,837	1.90 to 0.45	0.41	10.58 to 8.99
	2016	1,113	41.89 to 34.36	40,503	1.90 to 0.45	0.46	18.93 to 17.22

Small Cap Opportunities Trust Series II(*)	2020	573	39.66 to 25.11	24,278	2.05 to 1.00	0.52	8.56 to 7.42
	2019	657	36.92 to 23.13	25,692	2.05 to 1.00	0.17	24.01 to 22.71
	2018	754	30.08 to 18.65	23,803	2.05 to 1.00	0.23	-14.88 to -15.78
	2017	854	35.72 to 21.91	31,838	2.05 to 1.00	0.23	9.76 to 8.62
	2016	941	32.88 to 19.96	32,081	2.05 to 1.00	0.26	18.06 to 16.83

Small Cap Stock Trust Series I(*)	2020	25	48.66 to 44.17	1,196	1.55 to 0.80	0.00	50.34 to 49.21
	2019	26	32.36 to 29.60	825	1.55 to 0.80	0.00	36.92 to 35.90
	2018	27	23.64 to 21.78	637	1.55 to 0.80	0.00	-5.95 to -6.66
	2017	29	25.13 to 23.34	718	1.55 to 0.80	0.00	25.46 to 24.53
	2016	36	20.03 to 18.74	712	1.55 to 0.80	0.00	1.48 to 0.72

Small Cap Stock Trust Series II(*)	2020	640	72.83 to 56.67	38,273	2.05 to 0.45	0.00	50.55 to 48.16
	2019	791	48.37 to 38.25	31,805	2.05 to 0.45	0.00	37.13 to 34.95
	2018	866	35.28 to 28.34	25,610	2.05 to 0.45	0.00	-5.87 to -7.37
	2017	887	37.48 to 30.60	28,001	2.05 to 0.45	0.00	25.71 to 23.72
	2016	999	29.81 to 24.73	25,360	2.05 to 0.45	0.00	1.68 to 0.07

Small Cap Value Trust Series I(*)	2020	20	31.21 to 28.33	616	1.55 to 0.80	1.07	-7.44 to -8.14
	2019	22	33.72 to 30.84	739	1.55 to 0.80	0.59	25.51 to 24.58
	2018	23	26.86 to 24.76	617	1.55 to 0.80	0.68	-13.20 to -13.85
	2017	24	30.95 to 28.74	727	1.55 to 0.80	0.93	2.91 to 2.14
	2016	26	30.08 to 28.14	761	1.55 to 0.80	0.70	21.69 to 20.79

Small Cap Value Trust Series II(*)	2020	657	30.44 to 21.68	20,452	2.05 to 1.00	0.85	-7.88 to -8.84
	2019	727	33.39 to 23.53	24,815	2.05 to 1.00	0.38	25.08 to 23.77
	2018	825	26.98 to 18.82	22,710	2.05 to 1.00	0.45	-13.53 to -14.44
	2017	1,004	31.53 to 21.76	32,188	2.05 to 1.00	0.72	2.47 to 1.40
	2016	1,187	31.10 to 21.24	37,335	2.05 to 1.00	0.49	21.23 to 19.97

Small Company Value Trust Series I(*)	2020	681	54.88 to 48.14	36,720	1.90 to 1.40	0.28	7.72 to 7.18
	2019	765	50.94 to 44.91	38,287	1.90 to 1.40	0.85	23.78 to 23.16
	2018	840	41.15 to 36.46	34,015	1.90 to 1.40	0.36	-14.16 to -14.59
	2017	969	47.94 to 42.69	45,720	1.90 to 1.40	0.23	9.95 to 9.40
	2016	1,134	43.61 to 39.02	48,702	1.90 to 1.40	0.77	30.48 to 29.83

Small Company Value Trust Series II(*)	2020	861	45.40 to 25.74	36,283	2.05 to 1.00	0.11	7.98 to 6.85
	2019	973	42.49 to 23.84	38,190	2.05 to 1.00	0.66	23.97 to 22.68
	2018	1,082	34.63 to 19.23	34,596	2.05 to 1.00	0.17	-13.96 to -14.87
	2017	1,224	40.68 to 22.35	45,916	2.05 to 1.00	0.21	10.15 to 9.01
	2016	1,433	37.32 to 20.29	49,189	2.05 to 1.00	0.58	30.73 to 29.37

Strategic Income Opportunities Trust Series I(*)	2020	1,060	30.38 to 23.86	27,226	1.90 to 0.45	1.63	8.10 to 6.54
	2019	1,168	28.10 to 22.39	28,057	1.90 to 0.45	2.71	10.41 to 8.82
	2018	1,319	25.45 to 20.58	28,929	1.90 to 0.45	3.60	-5.46 to -6.83
	2017	1,590	26.92 to 22.08	37,169	1.90 to 0.45	3.10	5.12 to 3.61
	2016	1,725	25.61 to 21.32	38,766	1.90 to 0.45	2.35	4.65 to 3.14

Strategic Income Opportunities Trust Series II(*)	2020	1,257	22.80 to 16.06	29,990	2.05 to 1.00	1.47	7.28 to 6.16
	2019	1,383	21.48 to 14.97	30,786	2.05 to 1.00	2.50	9.65 to 8.50
	2018	1,489	19.80 to 13.65	30,584	2.05 to 1.00	3.43	-6.23 to -7.22

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Strategic Income Opportunities Trust Series II(*)	2017	1,748	$ 21.34 to $ 14.56	$38,635	2.05 % to 1.00%	2.91%	4.32 % to 3.24%
	2016	1,846	20.67 to 13.96	39,250	2.05 to 1.00	2.14	3.94 to 2.85

Total Bond Market Series Trust NAV(*)	2020	6,252	14.91 to 14.02	92,431	1.55 to 0.80	2.33	6.53 to 5.73
	2019	6,564	14.00 to 13.26	91,184	1.55 to 0.80	2.30	7.44 to 6.63
	2018	6,904	13.03 to 12.44	89,339	1.55 to 0.80	2.67	-1.04 to -1.79
	2017	8,001	13.17 to 12.67	104,753	1.55 to 0.80	2.81	2.52 to 1.75
	2016	8,492	12.84 to 12.45	108,577	1.55 to 0.80	2.63	1.63 to 0.87

Total Bond Market Trust Series II(*)	2020	5,471	14.21 to 13.14	75,640	2.10 to 0.35	2.25	6.74 to 4.88
	2019	4,043	14.10 to 12.53	52,973	2.10 to 0.45	2.12	7.54 to 5.78
	2018	4,408	13.11 to 11.84	54,255	2.10 to 0.45	2.34	-0.94 to -2.57
	2017	4,595	12.82 to 12.16	57,667	2.10 to 1.00	2.50	2.06 to 0.94
	2016	5,640	12.56 to 12.04	69,701	2.10 to 1.00	2.39	1.17 to 0.06

Total Stock Market Index Trust Series I(*)	2020	1,310	43.61 to 39.63	46,821	1.90 to 0.45	1.73	20.90 to 19.15
	2019	1,486	36.07 to 33.26	44,393	1.90 to 0.45	1.54	29.05 to 27.19
	2018	1,668	27.95 to 26.15	39,008	1.90 to 0.45	1.15	-6.13 to -7.49
	2017	1,892	29.78 to 28.26	47,614	1.90 to 0.45	1.72	20.05 to 18.33
	2016	501	23.89 to 21.17	10,728	1.90 to 1.40	1.43	10.82 to 10.27

Total Stock Market Index Trust Series II(*)	2020	885	48.39 to 22.45	39,416	2.05 to 1.00	1.56	19.98 to 18.72
	2019	967	40.76 to 18.71	36,134	2.05 to 1.00	1.35	28.12 to 26.78
	2018	1,098	32.15 to 14.61	32,265	2.05 to 1.00	0.95	-6.86 to -7.84
	2017	1,220	34.89 to 15.68	38,772	2.05 to 1.00	1.19	19.13 to 17.89
	2016	1,153	29.59 to 13.16	31,020	2.05 to 1.00	1.25	9.88 to 5.30

Ultra Short Term Bond Trust Series I(*)	2020	998	12.43 to 11.50	12,300	1.55 to 0.80	1.92	0.66 to -0.10
	2019	775	12.35 to 11.51	9,489	1.55 to 0.80	1.63	2.29 to 1.53
	2018	860	12.07 to 11.34	10,300	1.55 to 0.80	2.06	0.59 to -0.17
	2017	728	12.00 to 11.35	8,671	1.55 to 0.80	1.65	-0.14 to -0.89
	2016	906	12.02 to 11.46	10,817	1.55 to 0.80	1.65	-0.28 to -1.02

Ultra Short Term Bond Trust Series II(*)	2020	20,405	12.75 to 10.62	233,366	2.10 to 0.35	1.81	0.92 to -0.83
	2019	18,954	12.63 to 10.71	216,056	2.10 to 0.35	1.78	2.55 to 0.78
	2018	15,671	12.31 to 10.63	176,623	2.10 to 0.35	1.53	0.84 to -0.92
	2017	16,588	12.21 to 10.73	187,373	2.10 to 0.35	1.34	0.11 to -1.62
	2016	21,661	12.20 to 10.90	246,916	2.10 to 0.35	1.36	-0.03 to -1.76

Value Opportunities	2020	28	175.57 to 49.27	3,037	1.80 to 1.40	1.00	18.15 to 17.67
	2019	33	148.61 to 41.87	2,961	1.80 to 1.40	1.54	26.98 to 26.47
	2018	40	117.04 to 33.11	2,680	1.80 to 1.40	1.11	-7.84 to -8.21
	2017	42	126.98 to 36.07	3,120	1.80 to 1.40	0.71	12.27 to 11.83
	2016	53	113.10 to 32.25	3,310	1.80 to 1.40	0.10	21.74 to 21.25

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the vari able account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality a nd expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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